AMERICAN VARIABLE INSURANCE SERIES

ANNUAL REPORT
for the year ended November 30, 1996

[Cover:  Four seasonal photos superimposed onto photo of grassy field]

FUND RESULTS AT A GLANCE
American Variable Insurance Series
TOTAL RETURNS

                                       at fiscal year-end                      at calendar year-end
                                       (11/30/96)                                (12/31/96)
                                                     5-Year        10-Year                     5-Year        10-Year
                                                     Average       Average                     Average       Average
                                                     Annual        Annual                      Annual        Annual
                                                     Compound      Compound                    Compound      Compound
                                       1 Year        Return        Return        1 Year        Return        Return
Page
6     Growth Fund                      +14.32%       +16.96%       +15.13%       +13.36%       +14.37%       +15.03%
12    International Fund
      (since 5/1/90)                   +16.66%       +12.88%       +10.15%*      +17.53%       +12.45%       +10.27%*
19    Growth-Income Fund               +21.02%       +16.56%       +13.06%       +18.72%       +14.33%       +13.06%
25    Asset Allocation Fund
      (since 8/1/89)                   +18.65%       +13.95%       +11.66%*      +15.78%       +12.38%       +11.36%*
31    Bond Fund (since 1/2/96)         + 5.74%*      -             -             + 5.84%*      -             -
35    High-Yield Bond Fund             +13.75%       +11.23%       +11.39%       +13.21%       +11.03%       +11.41%
41    U.S. Government/AAA-Rated
      Securities Fund                  + 5.49%       + 7.40%       + 7.37%       + 3.11%       + 6.37%       + 7.28%
44    Cash Management Fund             + 5.09%       + 4.06%       + 5.57%       + 5.09%       + 4.07%       + 5.56%

*FIGURE REFLECTS AVERAGE ANNUAL RETURN FOR THE LIFETIME
OF THE FUND, WHICH IS SHORTER THAN THE COMPLETE PERIOD.
BOND FUND FIGURE REFLECTS TOTAL RETURN.

This table shows the investment results for the funds in American Variable Insurance Series. The variable annuity and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investment results as of November 30, 1996 are through the close of our most recent fiscal year. Investment results at December 31, 1996 are as of the end of the most recent calendar quarter.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE CONTRACT. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

ABOUT OUR COVER: As sure as winter gives way to spring, financial goals change over time. With eight fund options, American Variable Insurance Series offers investors a lifetime of choices to help adapt to those changes.

DEAR INVESTORS:

WE ARE PLEASED TO REPORT that American Variable Insurance Series - which serves as the underlying investment vehicle for the American Legacy variable annuities and other insurance contracts - posted another year of solid gains. For fiscal 1996, representing the 12 months ended November 30, every fund in the series recorded positive results.

Financial markets around the world continued to advance during the fiscal year, as investors surveying the global landscape were encouraged by positive economic growth, mild inflation and favorable interest rates. Stock and bond prices were further bolstered by high cash flows into mutual funds, which by September of 1996 had already exceeded the previous year's record inflow.

U.S. stocks showed particular strength as they continued their astonishing march upward. On top of exuberant gains last year, equity returns over the 12-month fiscal period rose 27.9%, as measured by the unmanaged Standard & Poor's 500 Composite Index. This year's climb was notable for its concentrated intensity: Nearly two-thirds of that gain came in the final three months of the fiscal year. On a cautionary note, we would add that this type of "froth" might suggest the possibility of a correction in a market that has seen an unprecedented 73 months without a decline of 10% or more. Meanwhile, returns on bonds showed a more modest increase of 6.0%, as measured by the unmanaged Salomon Brothers Broad Investment-Grade Index, reflecting uncertainty in the first half of the fiscal year about the pace of economic growth in the United States.

While we continuously monitor overall market levels, our primary focus is on finding good values among individual securities, even in expensive markets. Here are brief comments on the investment activities of each of the funds:

THE GROWTH FUND rose 14.3% for the 12 months ended November 30. A brief market dip from May through July, caused in part by concerns about the direction of interest rates, produced severe losses among many technology stocks held in the fund. That said, several sizable investments in this area actually showed significant price gains over the year. These included the fund's largest holding, semiconductor giant Intel (+108.4%), and Oracle (+62.0%), a leading developer of database software which, at 2.3% of net assets, was the fund's fifth-largest holding. Results were also hampered somewhat by media and entertainment stocks, which had a disappointing 1996. This sector has made positive contributions to the fund in the past, and we believe it will return to winning form. Other areas of strength for the fund included retailers and leisure & tourism companies, many of which benefited from an increase in consumer spending. At fiscal year-end, 90% of the fund's assets was invested in 151 companies, with the remaining 10% in cash and equivalents as a buying reserve.

THE INTERNATIONAL FUND posted a gain of 16.7% for fiscal 1996, as optimism about global economic conditions prevailed. As of November 30, every developed market in which the fund was invested finished on the plus side, measured in local currency. (Measured in U.S. dollars, only the Japanese market declined.) In Europe - where more than half of the fund's assets are invested - monetary measures taken by many governments began at last to have their desired effect and most markets posted impressive double-digit gains. Elsewhere, Japan's slow recovery was accompanied by an uncertain political environment and a steady decline in the yen. Stock prices slid 4.4% in dollar terms; we used this opportunity to add significantly to our holdings in that country. Although the fund is still relatively underweighted in Japanese stocks, they now account for 9.1% of net assets, up from 5.2% a year ago. The fund's largest industry concentration is in telecommunications stocks, many of which benefited from consumer demand for increasingly sophisticated services. Several of these companies accounted for the fund's largest price gains over the 12-month period, including Telecom Italia and its parent company STET, which increased 72.9% and 56.5%, respectively; Telefonica de Espana, which rose 59.0%; and Telecomunicacoes Brasileiras (Telebras), which increased 57.8%.

THE GROWTH-INCOME FUND increased 21.0% for the year. The fund, which emphasizes established companies with the potential for rising dividends, was well served by a market surge driven in large part by blue chip stocks. These gains, combined with continued cash inflows, pushed the fund's net assets up to more than $5 billion, from about $4 billion 12 months ago. There was broad strength throughout the portfolio: Of 161 stocks held over the course of the year, 134 rose in price, 25 declined and two were unchanged. Several of the fund's largest gainers were chemical companies that improved profits by expanding product lines or tapping into new markets, such as Monsanto (+73.6%) and Praxair (+67.0%). In other areas, rising fuel costs led to price gains for energy companies, the fund's largest industry exposure. The fund also benefited from its sizable investments in health care, banking and insurance companies, many of which experienced substantial increases during the year. As a cautionary measure, we added to our cash position in this last four-month market rise. As of November 30, about 85% was invested in stocks, with 15% in cash and other assets.

THE ASSET ALLOCATION FUND posted a gain of 18.7% for the year. The fund has the flexibility to participate in market cycles in all three major asset classes, with holdings in carefully selected, high-quality common stocks, bonds and money market instruments. On November 30, 62% of net assets was in stocks, 24% in bonds and 14% in cash and equivalents. The equity portion, which is similar to a conservative growth and income fund, is concentrated on typically stable industries, such as health care and financial services. Efforts to streamline operations in these areas have translated into improved profits for many companies, and a number of the fund's largest investments were among the top gainers. These included pharmaceutical concerns Warner Lambert (+60.2%) and Pfizer (+54.5%), Citicorp (+54.4%) and NationsBank (+45.2%). Together, these four investments account for more than 6% of net assets. On the fixed-income side, declining long-term interest rates in the second half of the year boosted bond prices and contributed to the fund's positive result for the full fiscal period. The fund has shown remarkable growth over its seven-year lifetime: Net assets passed the $1 billion mark this year.

THE BOND FUND increased 5.7% since inception at the start of 1996. Our newest fund began operations in an environment of rising interest rates and declining bond prices. In the second half of the fiscal year, however, bond prices rose as a moderate economic growth rate in the U.S. helped convince the Federal Reserve Board to leave short-term interest rates untouched. The fund has the flexibility to invest in a wide spectrum of fixed-income securities, and we spent our first year uncovering attractive investments in a number of markets. As of November 30, about half of the portfolio was held in investment-grade securities, with 25% in lower rated bonds (those rated Ba and BB and below by Moody's Investors Service and Standard & Poor's respectively). While the majority of assets was concentrated in the U.S., we also took small positions in non-U.S. markets that we believe can offer opportunities for higher returns. At fiscal year-end, the fund had 7% invested in bonds from 10 countries outside the United States. In keeping with its quality orientation, the fund had 33% invested in U.S. Treasury securities and federal agency mortgage-backed securities. The fund also maintained a sizable cash position, nearly one-quarter of net assets, to take advantage of buying opportunities. Net assets now exceed $75 million.

THE HIGH-YIELD BOND FUND rose 13.7%. The stock market's continued strength created a favorable environment for lower rated, higher risk bonds. High-yield securities provided substantially higher returns than their investment-grade counterparts over the year. In many cases, rising equity prices and increased merger activity provided highly leveraged companies with an infusion of capital. Their stronger financial positions and healthy growth in turn boosted the credit quality and value of their bonds. In a year which set a record for the number of new high-yield issues, the task of finding promising, well-priced companies with good long-term prospects became even more challenging. The fund's analysts take a research-intensive approach and continue to uncover attractive investment opportunities around the world among such diverse industries as telecommunications, forest products, broadcasting and energy. At fiscal year-end, the fund held about 65% of assets in U.S. corporate bonds, 14% in non-U.S. securities and 7% in U.S. Treasuries. About 14% was held in the form of cash and other assets.

THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND rose 5.5% for the 12 months through November 30, recovering ground lost early in the year. Bond prices, which had dipped sharply amid speculation that the Federal Reserve would take steps to temper economic growth, rose again as interest rate hikes failed to materialize. (Bond prices and interest rates typically move in opposite directions.) Despite periods of dramatic fluctuations, yields on 10-year Treasury bonds ended the fiscal year only slightly higher than where they began. The fund invests in top-rated fixed-income obligations, the majority of which are backed by the full faith and credit of the U.S. government for the timely payment of principal and interest. During the year, we increased our investments in mortgage-backed securities to 18%, which provided a yield advantage and good total return. The fund also held about 48% in Treasury issues, with the balance in a combination of corporate and government agency issues and short-term instruments.

THE CASH MANAGEMENT FUND had a 5.1% return for the 12 months ended November 30. The fiscal year began with a slight decline in short-term interest rates as the Fed lowered the federal funds rate - the rate that banks charge each other for overnight loans - in December and January. Rates began inching upward in February, reflecting concern that the economy might be overheating. The fund maintains a high-quality orientation by concentrating its assets in top-grade commercial paper. All its money market securities carry the highest rating from Standard & Poor's or Moody's. The fund offers an alternative to investors who wish to temporarily reduce their stock or bond investments, or can be used as a base for making regular investments into other funds.

Investors in American Variable Insurance Series have a wide range of professionally managed options to help them reach their long-term goals. To that end, we remain dedicated to finding the best values that financial markets have to offer.

We look forward to reporting to you again in six months.

Cordially,

/s/ Thomas E. Terry
Thomas E. Terry
Chairman of the Board
American Variable Insurance Series

/s/ James F. Rothenberg
James F. Rothenberg
President
American Variable Insurance Series
International Fund

January 15, 1997

INTERNATIONAL FUND
Where the Fund's Assets Are Invested
(as of 11/30/96)
                               Percent of Net Assets
EUROPE
United Kingdom                 11.4%
Sweden                         8.2
France                         5.6
Germany                        5.5
Netherlands                    4.0
Italy                          4.0
Spain                          3.7
Switzerland                    3.4
Norway                         2.4
Finland                        1.7
Other Europe                   1.6
                               51.5

ASIA/PACIFIC
Japan                          9.1
Australia                      7.4
Hong Kong                      4.3
South Korea                    1.5
New Zealand                    1.4
Other Asia/Pacific             1.6
                               25.3

THE AMERICAS
Canada                         5.5
Brazil                         3.3
Mexico                         3.2
Other Americas                  .6
                               12.6

OTHER COUNTRIES                2.1

Cash & Equivalents             8.5
Total                          100.0%

HOW A $10,000 INVESTMENT HAS GROWN

These charts show the growth of a $10,000 investment over the past 10 years - or lifetime, if shorter than 10 years - of each of the investment portfolios in American Variable Insurance Series (with the exception of the Cash Management Fund, which is managed to provide preservation of principal). The tables below the charts show the average annual compound returns on an investment over various periods. The funds in American Variable Insurance Series have no sales charges. However, the variable annuity and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investments primarily in stocks

GROWTH FUND
[chart]

                                                 Consumer
Year ended       S&P 500         Growth          Price
November 30      Index           Fund            Index
11/86            $10,000         $10,000         $10,000
11/87            9,524           9,566           10,453
11/88            11,744          11,703          10,897
11/89            15,368          16,252          11,404
11/90            14,817          14,972          12,120
11/91            17,839          18,700          12,482
11/92            21,145          22,234          12,862
11/93            23,277          25,700          13,207
11/94            23,512          26,450          13,560
11/95            32,221          35,801          13,913
11/96            41,207          40,929          14,366

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +14.32%            +13.36%
Five Years               +16.96             +14.37
10 Years                 +15.13             +15.03
Lifetime                 +15.90             +15.61

Investments in both stocks and bonds
ASSET ALLOCATION FUND
[chart]

                              Asset           Salomon         Consumer
Year ended       S&P 500      Allocation      Bros. BIG       Price
November 30      Index        Fund            Index /2/       Index
8/89             $10,000      $10,000         $10,000         $10,000
11/89            10,146       10,170          10,233          10,121
11/90            9,782        9,932           11,015          10,756
11/91            11,778       11,683          12,602          11,077
11/92            13,960       13,283          13,749          11,415
11/93            15,368       14,690          15,261          11,720
11/94            15,523       14,611          14,797          12,034
11/95            21,273       18,915          17,432          12,347
11/96            27,214       22,443          18,475          12,749

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +18.65%            +15.78%
Five Years               +13.95             +12.38
Lifetime                 +11.66             +11.36
(since 8/1/89)

Investments primarily in bonds
BOND FUND
scale adjusted for shorter time period
[chart]

                                 Salomon         Consumer
End of           Bond            Bros. BIG       Price
month            Fund            Index /2/       Index
1/2/96           $10,000         $10,000         $10,000
1/31/96          10,080          10,068          10,059
2/29/96          9,850           9,897           10,091
3/31/96          9,790           9,825           10,143
4/30/96          9,760           9,753           10,182
5/31/96          9,750           9,748           10,202
6/30/96          9,860           9,874           10,209
7/31/96          9,880           9,900           10,228
8/31/96          9,961           9,886           10,248
9/30/96          10,164          10,058          10,280
10/31/96         10,318          10,284          10,313
11/30/96         10,574          10,454          10,332

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
Lifetime                 +5.74%             +5.84%
(since 1/2/96)

Investments primarily in stocks
INTERNATIONAL FUND
[chart]

                                                   Consumer
Year ended       International      MSCI EAFE      Price
November 30      Fund               Index /1/      Index
5/90             $10,000            $10,000        $10,000
11/90            9,492              9,483          10,380
11/91            10,314             10,310         10,691
11/92            10,407             9,508          11,016
11/93            13,238             11,852         11,311
11/94            14,626             13,646         11,614
11/95            16,202             14,724         11,916
11/96            18,902             16,504         12,304

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +16.66%            +17.53%
Five Years               +12.88             +12.45
Lifetime                 +10.15             +10.27
(since 5/1/90)

Investments primarliy in stocks
GROWTH-INCOME FUND
[chart]

                                 Growth-         Consumer
Year ended       S&P 500         Income          Price
November 30      Index           Fund            Index
11/86            $10,000         $10,000         $10,000
11/87            9,524           9,141           10,453
11/88            11,744          11,164          10,897
11/89            15,368          14,214          11,404
11/90            14,817          13,465          12,120
11/91            17,839          15,866          12,482
11/92            21,145          18,388          12,862
11/93            23,277          20,527          13,207
11/94            23,512          21,185          13,560
11/95            32,221          28,206          13,913
11/96            41,207          34,135          14,366

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +21.02%            +18.72%
Five Years               +16.56             +14.33
10 Years                 +13.06             +13.06
Lifetime                 +15.49             +15.29
(since 2/8/84)

Investments primarily in bonds
HIGH-YIELD BOND FUND
[chart]

                 Salomon Bros.                     Salomon       Consumer
Year ended       High-Yield         High-Yield     Bros. BIG     Price
November 30      Index              Bond Fund      Index/2/      Index
11/86            $10,000            $10,000        $10,000       $10,000
11/87            10,365             10,296         10,170        10,453
11/88            12,118             12,042         11,111        10,897
11/89            12,093             13,349         12,691        11,404
11/90            10,880             13,681         13,661        12,120
11/91            15,638             17,269         15,629        12,482
11/92            18,637             19,538         17,051        12,862
11/93            22,468             22,877         18,927        13,207
11/94            21,520             21,571         18,351        13,560
11/95            27,544             25,844         21,619        13,913
11/96            30,299             29,398         22,912        14,366

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +13.75%            +13.21%
Five Years               +11.23             +11.03
10 Years                 +11.39             +11.41
Lifetime                 +13.05             +13.07
(since 2/8/84)

Investments primarily in bonds
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
[chart]

                 Salomon Bros.         U.S. Govt./
                 Treasury/             AAA-Rated        Consumer
Year ended       Govt.-sponsored       Securities       Price
November 30      Mortgage Index        Fund             Index
11/86            $10,000               $10,000          $10,000
11/87            10,173                9,683            10,453
11/88            11,069                10,602           10,897
11/89            12,649                11,749           11,404
11/90            13,668                12,584           12,120
11/91            15,571                14,250           12,482
11/92            16,945                15,651           12,862
11/93            18,718                17,631           13,207
11/94            18,182                16,824           13,560
11/95            21,297                19,303           13,913
11/96            22,558                20,363           14,366

[end chart]

                         ENDED              ENDED
                         11/30/96           12/31/96
One Year                 +5.49%             +3.11%
Five Years               +7.40              +6.37
10 Years                 +7.37              +7.28
Lifetime                 +8.44              +8.27
(since 12/1/85)

/1/ Morgan Stanley Capital International EAFE(R) (Europe, Australia, Far East) Index

/2/ Salomon Brothers Bond Investment-Grade (BIG) Bond Index
The indexes are unmanaged and do not reflect sales charges, commissions or expenses.

GROWTH FUND
Investments primarily in stocks
Investment Portfolio  November 30, 1996
--------------------------------------------------------------------


STOCKS                                89.58%

CASH &
EQUIVALENTS                           10.42%
--------------------------------------------------------------------

                                                                        Percent
                                                                         Of Net
Largest Individual Stocks                                                Assets
--------------------------------------------------------------------------------

Intel                                                                      3.78%
Walt Disney                                                                 3.39
America Online                                                              2.90
Time Warner                                                                 2.66
Oracle                                                                      2.33
Viacom                                                                      2.15
Solectron                                                                   1.53
Adaptec                                                                     1.48
Xilinx                                                                      1.42
LSI Logic                                                                   1.42

                                                                                     Market  Percent
                                                                      Number of       Value   of Net
Stocks (common and preferred)                                            Shares       (000)   Assets
--------------------------------------------                        ---------------------------------
Electronic Components- 18.07%
Intel Corp.                                                            1,150,400    $145,957    3.78%
Adaptec, Inc./1/                                                       1,536,000      57,216     1.48
Xilinx,Inc./1/                                                         1,250,000      54,844     1.42
LSI Logic Corp./1/                                                     1,820,000      54,828     1.42
Analog Devices, Inc./1/                                                1,700,000      54,613     1.42
Texas Instruments Inc.                                                   570,000      36,337      .94
Linear Technology Corp.                                                  715,000      33,694      .87
National Semiconductor Corp./1/                                        1,265,000      30,993      .80
Maxim Integrated Products, Inc./1/                                       600,000      27,825      .72
SCI Systems, Inc./1/                                                     500,263      26,389      .68
Bay Networks, Inc./1/                                                    937,000      25,065      .65
EMC Corp./1/                                                             600,000      19,350      .50
Altera Corp./1/                                                          250,000      18,875      .49
Quantum Corp./1/                                                         700,000      18,725      .49
ADC Telecommunications, Inc./1/                                          500,000      18,125      .47
Newbridge Networks Corp. (Canada)/1/                                     460,000      13,685      .35
Microchip Technology Inc./1/                                             248,400      11,861      .31
Flextronics International Ltd. (Incorporated In Singapore)/1/            300,000      10,500      .27
Western Digital Corp./1/                                                 156,300       8,401      .22
Seagate Technology/1/                                                    200,000       7,900      .20
Actel Corp./1/                                                           300,000       6,600      .17
Park Electrochemical Corp.                                               250,000       5,687      .15
Rogers Corp./1/                                                          190,800       5,247      .14
Motorola, Inc.                                                            42,000       2,326      .06
ANTEC Corp./1/                                                           150,000       1,463      .04
Advanced Micro Devices, Inc./1/                                           50,000       1,212      .03
Business & Public Services- 14.64%
America Online, Inc./1/                                                3,170,000     112,139     2.90
United HealthCare Corp.                                                1,265,000      54,553     1.41
Oxford Health Plans, Inc./1/                                             804,000      46,632     1.21
Columbia/HCA Healthcare Corp.                                            997,500      39,900     1.03
Electronic Data Systems Corp.(formerly General Motors Corp.,
 Class E)                                                                741,700      35,880      .93
Manpower Inc.                                                          1,000,200      32,632      .85
Federal Express Corp./1/                                                 700,000      30,975      .80
WMX Technologies, Inc.                                                   800,000      28,800      .75
CUC International Inc./1/                                              1,061,250      27,990      .73
ADT Ltd./1/                                                            1,255,000      25,727      .67
PacifiCare Health Systems, Inc., Class B/1/                              265,000      21,995      .57
Avery Dennison Corp.                                                     310,000      21,894      .57
Ecolab Inc.                                                              429,000      16,677      .43
FHP International Corp./1/                                               388,100      13,923      .36
USA Waste Services, Inc./1/                                              400,000      12,900      .33
Loewen Group Inc. (Canada)                                               250,000      10,094      .26
Shared Medical Systems Corp.                                             200,000       9,950      .26
Ceridian Corp./1/                                                        150,000       7,219      .19
Apria Healthcare Group Inc./1/                                           400,000       7,200      .19
Value Health, Inc./1/                                                    350,000       6,344      .16
Air & Water Technologies Corp., Class A/1/                               285,000       1,763      .04
Broadcasting & Publishing- 10.54%
Time Warner Inc.                                                       2,519,325     102,662     2.66
Viacom Inc., Class B/1/                                                2,200,000      83,050     2.15
News Corp. Ltd. (American Depositary Receipts) (Australia)             1,270,000      26,987
News Corp. Ltd. preferred shares (American                                                        .98
 Depositary Receipts)                                                    635,000      10,954
Tele-Communications, Inc., Series A, Liberty Media Group/1/            1,459,050      36,476      .94
BHC Communications, Inc., Class A/1/                                     286,189      29,227      .76
Tele-Communications, Inc., Series A, TCI Group/1/                      2,052,500      27,709      .72
New World Communications Group Inc., Class A/1/                          850,000      20,931      .54
U S WEST Media Group/1/                                                1,000,000      19,125      .50
Gaylord Entertainment Co., Class A                                       820,500      17,538      .45
United International Holdings, Inc., Class A/1/                          685,000       9,333      .24
Comcast Corp., Class A, special stock                                    500,000       8,375      .22
Cablevision Systems Corp., Class A/1/                                    240,000       7,230      .19
Jones Intercable, Inc., Class A/1/                                       370,000       3,978      .10
Adelphia Communications Corp., Class A/1/                                350,000       2,319      .06
Marvel Entertainment Group, Inc./1/                                      363,800       1,000      .03
Data Processing & Reproduction- 10.44%
Oracle Corp./1/                                                        1,837,500      90,038     2.33
Solectron Corp./1/                                                     1,009,000      59,027     1.53
Silicon Graphics, Inc./1/                                              1,920,000      38,160      .99
Adobe Systems Inc.                                                       920,000      36,340      .94
Digital Equipment Corp./1/                                               750,000      27,563      .71
3Com Corp./1/                                                            350,000      26,294      .68
Sybase, Inc./1/                                                        1,300,000      22,913      .59
Dell Computer Corp,/1/                                                   200,000      20,325      .53
Intuit Inc./1/                                                           554,200      19,813      .51
Autodesk, Inc.                                                           600,000      16,800      .44
Sequent Computer Systems, Inc./1/                                        850,000      14,344      .37
Structural Dynamics Research Corp./1/                                    475,000       9,203      .24
Mentor Graphics Corp./1/                                                 800,000       7,800      .20
Tandem Computers Inc./1/                                                 440,000       5,995      .16
Danka Business Systems PLC (American Depository Receipts)
 (United Kingdom)                                                        125,000       5,250      .14
CompuServe Corp./1/                                                      150,000       1,575      .04
Data General Corp./1/                                                    100,000       1,462      .04
Leisure & Tourism- 6.45%
Walt Disney Co.                                                        1,775,000     130,906     3.39
King World Productions, Inc./1/                                          650,000      24,781      .64
Host Marriott Corp./1/                                                 1,550,000      23,637      .61
Marriott International, Inc.                                             400,000      22,300      .58
Carnival Corp., Class A                                                  650,000      20,556      .53
Harrah's Entertainment, Inc./1/                                          950,000      16,863      .44
Trump Hotels & Casino Resorts, Inc./1/                                   650,000       9,181      .24
Luby's Cafeterias, Inc.                                                   40,000         880      .02
Merchandising- 4.04%
Circuit City Stores, Inc.                                              1,250,000      41,719     1.08
Barnes & Noble, Inc./1/                                                  825,000      25,781      .67
Wal-Mart Stores, Inc.                                                    950,000      24,225      .63
Consolidated Stores Corp./1/                                             572,900      21,197      .55
Home Shopping Network, Inc./1/                                         1,700,000      19,125      .50
Staples, Inc./1/                                                         711,562      14,053      .36
Spiegel, Inc., Class A/1/                                                726,600       6,267      .16
Limited Inc.                                                             150,000       2,700      .07
Amway Asia Pacific Ltd. (Multinational)                                   24,600         987      .02
Health & Personal Care- 3.35%
Guidant Corp.                                                            700,000      37,012      .96
Omnicare, Inc.                                                           879,602      26,828      .69
Genetics Institute, Inc./1/                                              260,000      17,680      .46
Forest Laboratories, Inc./1/                                             380,000      14,725      .38
Kimberly-Clark Corp.                                                     100,000       9,775      .25
Nellcor Puritan Bennett Inc./1/                                          300,000       6,225      .16
SEQUUS Pharmaceuticals, Inc./1/                                          380,808       5,474
SEQUUS Pharmaceuticals, Inc., warrants, expire 1998/1//2/                 40,416         263      .15
Johnson & Johnson                                                         97,600       5,185      .13
Paragon Trade Brands, Inc./1/                                            105,000       2,914      .08
Alpha-Beta Technology, Inc./1/                                           200,000       1,850      .05
Pharmacia & Upjohn, Inc.                                                  36,250       1,400      .04
Banking- 2.41%
Banc One Corp.                                                           447,700      21,322      .55
Bank of Boston Corp.                                                     290,840      20,322      .53
Commerce Bancshares, Inc.                                                428,596      19,287      .50
Norwest Corp.                                                            250,000      11,688      .30
Charter One Financial, Inc.                                              262,500      11,419      .30
Northern Trust Corp.                                                     125,000       9,078      .23
Chemicals- 2.19%
Valspar Corp.                                                            690,000      39,589     1.03
Great Lakes Chemical Corp.                                               325,000      17,428      .45
Mycogen Corp./1/                                                         800,000      13,400      .35
Air Products and Chemicals, Inc.                                         125,000       8,688      .22
Engelhard Corp.                                                          284,400       5,546      .14
Insurance- 2.19%
EXEL Ltd. (Incorporated in Bermuda)                                      810,000      30,679      .79
Transatlantic Holdings, Inc.                                             270,000      21,499      .56
Trenwick Group Inc.                                                      266,800      13,006      .34
CNA Financial Corp./1/                                                    80,000       8,600      .22
Everest Reinsurance Holdings, Inc.                                       200,000       5,625      .15
NAC Re Corp.                                                             135,000       4,927      .13
Electrical & Electronics- 1.90%
Telefonaktiebolaget LM Ericsson, Class B (American
 Depositary Receipts) (Sweden)                                         1,184,500      36,571      .95
Nokia Corp., Class A (American Depositary Receipts) (Finland)            360,000      20,205      .52
General Instrument Corp./1/                                              661,700      14,640      .38
Lucent Technologies Inc.                                                  35,000       1,794      .05
Telecommunications- 1.79%
MCI Communications Corp.                                               1,420,000      43,310     1.12
AirTouch Communications/1/                                               850,000      21,781      .56
United States Cellular Corp./1/                                          144,000       4,032      .11
Recreation & Other Consumer Products- 1.78%
Mattel, Inc.                                                           1,596,288      49,285     1.28
Duracell International Inc.                                              150,000       9,994      .26
Hasbro, Inc.                                                             185,000       7,608      .20
Electronic Arts/1/                                                        54,400       1,748      .04
Transportation: Airlines- 1.73%
Southwest Airlines Co.                                                 1,750,300      43,320     1.12
AMR Corp./1/                                                             195,000      17,794      .46
Delta Air Lines, Inc.                                                     75,000       5,644      .15
Energy Equipment- 1.40%
Schlumberger Ltd. (Netherlands Antilles)                                 325,000      33,800      .87
Reading & Bates Corp./1/                                                 700,000      20,300      .53
Miscellaneous Materials & Commodities- 1.15%
Pioneer Hi-Bred International, Inc.                                      635,000      44,291     1.15
Electronic Instruments- 1.10%
Applied Materials, Inc./1/                                               650,000      24,781      .64
KLA Instruments Corp./1/                                                 500,000      17,750      .46
Energy Sources- 0.78%
Murphy Oil Corp.                                                         298,000      15,198      .39
Enterprise Oil PLC (United Kingdom)                                    1,500,000      15,003      .39
Beverages & Tobacco - 0.65%
Philip Morris Companies Inc.                                             185,000      19,078      .49
PepsiCo, Inc.                                                            200,000       5,975      .16
Financial Services- 0.64%
Federal National Mortgage Assn.                                          600,000      24,750      .64
Multi-Industry- 0.32%
U.S. Industries, Inc./1/                                                 420,000      12,390      .32
Utilities: Electric & Gas- 0.30%
Columbia Gas System, Inc.                                                178,200      11,516      .30
Construction & Housing- 0.08%
Stone & Webster, Inc.                                                     90,000       2,936      .08
Miscellaneous
Other stocks in initial period of acquisition                                         63,280     1.64
                                                                                          -        -
TOTAL STOCKS  (cost: $2,472,575,000 )                                              3,458,067    89.58
                                                                                ---------------------
                                                                      Principal
                                                                         Amount
Short-Term Securities                                                     (000)
-----------------------------------------------------------------------------------------------------
Corporate Short-Term Notes- 8.17%
National Rural Utilities Cooperative Finance Corp.                       $54,500      54,124     1.40
 5.30%-5.31% due 12/13/96-1/28/97
Walt Disney Co. 5.26%-5.28% due 1/7-1/8/97                                37,100      36,890      .96
Lucent Technologies Inc. 5.24%-5.28% due 12/19/96-1/17/97                 35,400      35,215      .91
Weyerhaeuser Co. 5.28%-5.29% due 1/22-1/29/97                             32,300      32,033      .83
Warner-Lambert Co. 5.28% due 3/4/97                                       30,000      29,585      .77
General Electric Capital Corp. 5.25%-5.34% due 12/18/96-1/29/97           18,700      18,602      .48
Kellogg Co. 5.23% due 12/9/96                                             18,200      18,179      .47
American Express Credit Corp. 5.32% due 1/6/97                            18,200      18,100      .47
J.C. Penney Funding Corp. 5.24%-5.25% due 12/17-12/20/96                  17,500      17,455      .45
Beneficial Corp. 5.25%-5.30% due 12/2/96-1/16/97                          17,150      17,079      .44
H.J. Heinz Co. 5.23%-5.28% due 12/10-12/18/96                             16,300      16,260      .42
IBM Credit Corp. 5.30% due 1/23/97                                        15,900      15,773      .41
Sara Lee Corp. 5.26% due 12/24/96                                          6,300       6,278      .16

Certificates of Deposit- 1.04%
Morgan Guaranty Trust Co. of New York 5.29% due 12/12/96                  40,000      40,000     1.04

Federal Agency Discount Notes- 0.80%
Federal Home Loan Mortgage Corp. 5.215% 12/11-12/16/96                    24,200      24,151      .63
Federal National Mortgage Assn. 5.00%-5.45% 12/10/96                       6,665       6,656      .17

                                                                                ---------------------
TOTAL SHORT-TERM SECURITIES (cost:  $386,387,000)                                    386,380    10.01
                                                                                ---------------------
                                                                                   3,844,447    99.59
TOTAL INVESTMENT SECURITIES (cost:  $2,858,962,000)
Excess of cash and receivables over payables                                          15,902      .41
                                                                                ---------------------
NET ASSETS                                                                        $3,860,349  100.00%
                                                                                =====================

/1/ Non-income-producing securities.
/2/ Valued under procedures established by the Board of Trustees.
See Notes to Financial Statements

--------------------------------------------------------------------
Stocks appearing in the portfolio
 since May 31, 1996
--------------------------------------------------------------------
3Com
Adaptec
Advanced Micro Devices
Altera
Amway Asia Pacific
Bank of Boston
Columbia Gas System
CompuServe
Danka Business Systems
Enterprise Oil
Everest Reinsurance Holdings
KLA Instruments
Limited
Mycogen
Norwest
Quantum
Shared Medical Systems
Solectron
Western Digital
Woolworth


--------------------------------------------------------------------
Stocks eliminated from the portfolio
 since May 31, 1996
--------------------------------------------------------------------

Bausch & Lomb
BayBanks
Centennial Cellular
Cerner
Circus Circus Enterprises
Cirrus Logic
Compuware
Coram Healthcare
Electronic Arts
Fruit of the Loom
Greyhound Lines
H&R Block
Host Marriott Services
Huntington Bancshares
Infinity Broadcasting
Informix
International Business Machines
LIN Television
Loctite
Mercantile Bancorporation
Mercury General
Michaels Stores
Mirage Resorts
Mohawk Industries
New York Times
Nintendo
Noble Affiliates
Nucor
Phillips-Van Heusen
Pitney Bowes
Rayonier
Revlon
Southern Pacific Rail
Tambrands
Telephone and Data Systems
TIG Holdings
Toys "R" Us
Turner Broadcasting System

INTERNATIONAL FUND
Investments primarily in stocks
Investment Portfolio,  November 30, 1996

EUROPE                                                                              51.53%
ASIA/PACIFIC                                                                        25.24%
THE AMERICAS                                                                        12.61%
OTHER                                                                                2.14%
CASH AND EQUIVALENTS                                                                 8.48%

Largest Individual Equity Holdings

Astra                                                                               2.27%
Orkla                                                                                2.12
Telecomunicacoes Brasileiras                                                         1.95
Australia and New Zealand Banking Group                                              1.72
Telefonica de Espana                                                                 1.70
Mannesmann                                                                           1.67
Volvo                                                                                1.47
Coca-Cola Amatil                                                                     1.39
ASEA/BBC Brown Boveri                                                                1.39
United News & Media                                                                  1.35


                                                                                            Market      Percent
                                                                             Number of       Value      of Net
Stocks (common and preferred)                                                 Shares         (000)      Assets
---------------------------------------------------------------------     -------------------------------------
TELECOMMUNICATIONS - 11.53%
Telecomunicacoes Brasileiras SA, preferred nominative
 (American Depositary Receipts) (Brazil)                                         609,722      $46,186       1.95%
Telefonica de Espana, SA (Spain)                                               1,360,000       29,802
Telefonica de Espana, SA (American Depositary Receipts)                          158,000       10,428        1.70
Telecom Italia Mobile SpA (Italy)                                             11,961,000       28,001
Telecom Italia Mobile SpA, savings shares                                      1,242,200        1,653        1.25
Telecom Corp. of New Zealand Ltd. (New Zealand)/1/                             4,956,800       26,119
Telecom Corp. of New Zealand Ltd. (American Depositary Receipts)                  11,700          984        1.14
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                                         882,000       26,791        1.13
Hong Kong Telecommunications Ltd. (Hong Kong)                                 14,333,663       24,843        1.05
STET - Societa Finanziaria Telefonica p.a. (Italy)                             3,300,000       14,050
STET - Societa Finanziaria Telefonica p.a., nonconvertible                                                    .97
 savings shares                                                                2,900,000        8,921
Telefonica del Peru SA (American Depositary Receipts) (Peru)                     766,700       14,855         .63
Telecom Italia SpA (Italy)                                                     6,075,200       14,210
Telecom Italia SpA, savings shares                                               276,000          508         .62
Koninklijke PTT Nederland NV (Netherlands)                                       230,000        8,610         .36
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (Indonesia)       1,600,000        4,420
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.                                                  .23
 (American Depositary Receipts)                                                   40,000        1,105
Korea Mobile Telecommunications Corp. (South Korea)                                4,730        4,782         .20
Philippine Long Distance Telephone Co. (Global Depositary Receipts)
 (Philippines)                                                                    80,000        4,400         .19
SmarTone Telecommunications Holdings Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                      1,300,000        2,640         .11
BROADCASTING & PUBLISHING - 8.85%
United News & Media plc (United Kingdom)                                       2,816,000       32,023        1.35
Pathe (France)                                                                    73,000       17,055         .72
Television Broadcasts Ltd. (Hong Kong)                                         4,092,000       15,719         .66
NV Verenigd Bezit VNU (Netherlands)                                              770,000       15,707         .66
CANAL+ (France)                                                                   67,132       15,401         .65
News Corp. Ltd. (American Depositary Receipts) (Australia)                       362,000        7,693
News Corp. Ltd., preferred shares (American Depositary Receipts)                 181,000        3,122         .61
News Corp. Ltd., preferred shares (United Kingdom)                               777,162        3,415
Wolters Kluwer NV (Netherlands)                                                  108,118       14,129         .60
Seven Network Ltd. (Australia)                                                 3,600,000       11,717         .49
Nippon Television Network Corp. (Japan)                                           39,000       11,716         .49
Independent Newspapers, PLC (Ireland)                                          2,007,020       10,293         .43
Mediaset SPA (Italy)/2/                                                        1,967,000        9,411         .40
Grupo Televisa, SA (American Depositary Receipts) (Mexico)/2/                    261,000        7,112         .30
SOFTBANK CORP. (Japan)                                                            94,600        7,063         .30
TeleWest Communications PLC (American Depositary Receipts)
 (United Kingdom)/2/                                                             351,000        7,020         .30
Pearson PLC (United Kingdom)                                                     540,000        6,672         .28
Elsevier NV (Netherlands)                                                        340,000        5,793         .24
Multicanal Participacoes SA (American Depositary Receipts) (Brazil)/2/           346,000        4,887         .21
Sing Tao Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                   6,121,230        2,494         .11
AUDIOFINA (Luxembourg)                                                            26,780        1,195         .05
BANKING - 6.45%
Australia and New Zealand Banking Group Ltd. (Australia)                       6,196,216       40,688        1.72
Bank of Nova Scotia (Canada)                                                     874,200       30,259        1.28
HSBC Holdings plc (United Kingdom)                                             1,000,000       20,824         .88
Banco de Santander, SA (Spain)                                                   287,800       15,589         .66
Westpac Banking Corp. (Australia)                                              1,900,000       11,363         .48
ABN AMRO Holding NV (Netherlands)                                                125,000        8,091         .34
Allied Irish Banks, PLC (Ireland)                                              1,160,253        7,636         .32
Safra Republic Holdings SA (Luxembourg)                                           42,000        5,775         .24
Hanil Bank (South Korea)                                                         804,980        5,323         .22
Korea First Bank (South Korea)/2/                                                850,000        4,923         .21
Grupo Financiero Banamex Accival, SA de CV, Class B (Mexico)/2/                1,130,397        2,231
Grupo Financiero Banamex Accival, SA de CV, Class L (Mexico)/2/                   92,127          167         .10
AUTOMOBILES - 6.02%
Volvo AB, Class B (Sweden)                                                     1,580,000       34,737        1.47
Bayerische Motoren Werke AG (Germany)                                             48,000       31,126        1.31
Daimler-Benz AG (Germany)/2/                                                     320,000       20,907         .88
Toyota Motor Corp. (Japan)                                                       680,000       18,577         .78
Suzuki Motor Corp. (Japan)                                                     1,700,000       17,771         .75
Peugeot SA (France)                                                              110,000       13,524         .57
Hyundai Motor Co. (Global Depositary Receipts) (South Korea)                     628,440        6,128         .26
MULTI-INDUSTRY - 5.77%
Orkla AS, Class A (Norway)                                                       755,000       50,297        2.12
Hutchison Whampoa Ltd. (Hong Kong)                                             3,500,000       27,048        1.14
Industriforvaltnings AB Kinnevik, Class B (Sweden)                               305,000        8,547
Industriforvaltnings AB Kinnevik, Class A                                        101,600        2,756         .48
Benpres Holdings Corp. (Global Depositary Receipts ) (Philippines)/2/          1,400,000       10,290         .43
Anglovaal LTD, Class N (South Africa)                                            270,000        8,229         .35
Lend Lease Corp. Ltd. (Australia)                                                443,522        8,228         .35
Incentive AB, Class A (Sweden)                                                   120,000        8,013         .34
Groupe Bruxelles Lambert SA (Belgium)                                             57,000        7,230         .31
Brierley Investments Ltd. (New Zealand)                                        5,985,000        5,362
Brierley Investments Ltd., 9.00% convertible preferred                           722,000          626         .25
HEALTH & PERSONAL CARE - 4.92%
AB Astra, Class A (Sweden)                                                     1,120,000       53,755        2.27
Ciba-Geigy Ltd. (Switzerland)                                                     24,540       30,378        1.28
Glaxo Wellcome plc (American Depositary Receipts)
 (United Kingdom)                                                                500,000       16,438         .69
Hoya Corp. (Japan)                                                               300,000       11,253         .47
Banyu Pharmaceutical Co., Ltd. (Japan)                                           250,000        3,206         .14
SmithKline Beecham PLC (American Depositary Receipts) (United Kingdom)            25,000        1,722         .07
ELECTRICAL & ELECTRONICS - 4.66%
ASEA AB, Class A (Sweden)                                                        130,000       15,056
ASEA AB, Class B                                                                  69,300        7,974        1.39
BBC Brown Boveri Ltd, Class A (Switzerland)                                        7,822        9,791
ELECTRICAL & ELECTRONICS (continued)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                804,600       24,825
Telefonaktiebolaget LM Ericsson, Class B,  4.25% convertible preferred            14,500           62        1.05
Siemens AG (Germany)                                                             400,000       19,278         .81
Nokia Corp., Class A (Finland)                                                   180,000       10,009
Nokia Corp., Class K                                                             150,000        8,309         .77
Northern Telecom Ltd. (Canada)                                                   230,000       15,123         .64
FOOD & HOUSEHOLD PRODUCTS - 4.15%
Nestle SA (Switzerland)                                                           20,936       22,736         .96
Groupe Danone (France)                                                           151,171       22,262         .94
Reckitt & Colman PLC (United Kingdom)                                          1,687,437       19,884         .84
Cadbury Schweppes PLC (United Kingdom)                                         2,277,584       19,583         .83
PT Indofood Sukses Makmur (Indonesia)                                          4,017,000        8,397         .35
Dalgety PLC (United Kingdom)                                                   1,000,000        5,589         .23
BUSINESS & PUBLIC SERVICES - 3.03%
Reuters Holdings PLC (United Kingdom)                                          2,632,000       31,966        1.35
Rentokil Group PLC (United Kingdom)                                            2,610,000       19,041         .80
Brambles Industries Ltd. (Australia)                                             700,000       12,246         .52
NTT Data Communications Systems Corp. (Japan)                                        160        4,750         .20
Autopistas del Mare Nostrum, SA Concesionaria del Estado (Spain)                 250,000        3,848         .16
MACHINERY & ENGINEERING - 2.95%
Mannesmann AG (Germany)                                                           95,000       39,637        1.67
Valmet Corp. (Finland)                                                           600,000        9,886         .42
Svedala Industri AB (Sweden)                                                     530,000        9,085         .38
Kawasaki Heavy Industries, Ltd. (Japan)                                        1,400,000        6,420         .27
VA Technologie AG (Austria)                                                       31,764        4,998         .21
BEVERAGES & TOBACCO - 2.94%
Coca-Cola Amatil Ltd. (Australia)                                              2,908,736       32,851        1.39
LVMH Moet Hennessy Louis Vuitton (France)                                         48,000       12,170         .51
Panamerican Beverages, Inc., Class A (Mexico)                                    190,000        8,883         .37
San Miguel Corp., Class B (Philippines)                                        1,870,000        7,470         .32
Swedish Match AB (Sweden)                                                      1,580,000        5,181         .22
South African Breweries Ltd. (South Africa)                                      121,928        3,075         .13
UTILITIES:  ELECTRIC & GAS - 2.85%
Hongkong Electric Holdings Ltd. (Hong Kong)                                    5,875,000       18,845         .80
Centrais Eletricas Brasileiras SA, Class B, preferred nominative
 (American Depositary Receipts) (Brazil)                                         948,000       15,524         .65
Iberdrola, SA (Spain)                                                          1,275,000       14,708         .62
Korea Electric Power Corp. (South Korea)                                         188,000        6,011
Korea Electric Power Corp. (American Depositary Receipts)                        200,000        3,525         .40
Scottish Power PLC (United Kingdom)                                              661,200        3,757         .16
Consolidated Electric Power Asia Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                      1,181,400        2,781         .12
CESP-Companhia Energetica de Sao Paulo, preferred nominative
 (American Depositary Receipts) (Brazil)/2/                                      204,096        1,939
CESP-Companhia Energetica de Sao Paulo, ordinary nominative                    9,745,000          377         .10
ELECTRONIC COMPONENTS - 2.53%
Rohm Co., Ltd. (Japan)                                                           330,000       20,292         .86
Murata Manufacturing Co., Ltd. (Japan)                                           420,000       14,352         .61
Kyocera Corp. (Japan)                                                            199,000       12,796         .54
ASM Lithography Holding NV (Netherlands)/2/                                      240,000       10,556         .44
Hirose Electric Co., Ltd. (Japan)                                                 30,000        1,818         .08
METALS:  NONFERROUS - 2.42%
Western Mining Corp. Holdings Ltd. (Australia)                                 2,390,451       15,172         .64
Inco Ltd. (Canada)                                                               420,000       14,648         .62
Alcan Aluminium Ltd. (Canada)                                                    310,000       10,928         .46
Noranda Inc. (Canada)                                                            400,000        9,457         .40
Teck Corp., Class B (Canada)                                                     300,000        7,093         .30
MERCHANDISING - 1.87%
Carrefour, SA (France)                                                            20,000       12,355         .52
Tesco PLC (United Kingdom)                                                     2,064,980       11,820         .50
Cifra, SA de CV, Class C (Mexico)/2/                                           6,000,000        8,294         .35
Woolworths Ltd. (Australia)                                                    2,533,042        6,307         .27
Amway Japan Ltd. (American Depositary Receipts) (Japan)                          300,000        5,588         .23
INSURANCE - 1.82%
Royal Sun Alliance (United Kingdom)                                            2,978,861       22,458         .95
Internationale Nederlanden Groep NV, warrants, expire 2001
 (Netherlands)/2/                                                              1,500,000       10,266         .43
Corporacion Mapfre, CIR, SA (Spain)                                              109,798        5,788         .25
National Mutual Asia Ltd. (Hong Kong)                                          5,000,000        4,559         .19
APPLIANCES & HOUSEHOLD DURABLES - 1.74%
Philips Electronics NV (Netherlands)                                             464,000       18,742         .79
Sony Corp. (Japan)                                                               224,000       14,344         .61
AB Electrolux, Class B (Sweden)                                                  137,900        8,088         .34
RECREATION & OTHER CONSUMER PRODUCTS - 1.54%
EMI Group PLC (United Kingdom) (formerly THORN EMI)                              468,712       10,814         .45
Fuji Photo Film Co., Ltd. (Japan)                                                300,000        9,408         .40
Sony Music Entertainment Inc. (Japan)                                            215,000        8,839         .37
Square Co. Ltd.  (Japan)                                                         102,000        4,928         .21
PolyGram NV (New York Registered Shares) (Netherlands)                            52,500        2,553         .11
BUILDING MATERIALS & COMPONENTS - 1.43%
Cemex, SA de CV, ordinary participation certificates (Mexico)                  4,562,700       15,219
Cemex, SA de CV, Class A                                                       2,321,450        7,773         .97
Holderbank Financiere Glaris Ltd. (Switzerland)                                   15,000       10,833         .46
CHEMICALS - 1.38%
AGA AB, Class B (Sweden)                                                         800,000       12,222
AGA AB, Class A                                                                  220,000        3,410         .66
L'Air Liquide (France)                                                            83,159       13,265         .56
Hoechst AG (Germany)                                                              88,000        3,852         .16
MISCELLANEOUS MATERIALS & COMMODITIES - 1.31%
SGL Carbon AG (Germany)                                                           89,600       11,014         .47
De Beers Consolidated Mines Ltd. (South Africa)                                  345,000       10,533         .44
English China Clays PLC (United Kingdom)                                       3,168,750        9,535         .40
ENERGY SOURCES - 1.01%
TOTAL, Class B (France)                                                          156,372       12,508
TOTAL, Class B, preferred nominative (American Depositary Receipts)               75,000        3,028         .66
ENI SpA (American Depositary Receipts) (Italy)                                   140,000        7,350         .31
"Shell" Transport and Trading Co., PLC (United Kingdom)                           10,000          998         .04
GOLD MINES - 0.53%
Ashanti Goldfields Co. Ltd. (Global Depositary Receipts) (Ghana)                 500,600        7,196
Ashanti Goldfields Co. Ltd. (Australia)                                          386,088        5,454         .53
Normandy Mining Ltd. (Australia)                                               7,400,000        9,935         .42
AEROSPACE & MILITARY TECHNOLOGY - 0.60%
Bombardier Inc., Class B (Canada)                                                793,900       14,122         .60
INDUSTRIAL COMPONENTS - 0.52%
Compagnie Generale des Etablissements Michelin, Class B (France)                 220,000       11,286
Compagnie Generale des Etablissements Michelin,                                                               .50
 2.50% convertible preferred                                                      10,000          574
Orbital Engine Corp. Ltd. (Australia)/2/                                         611,040          452         .02
TRANSPORTATION:  RAIL & ROAD - 0.50%
TNT Ltd. (Australia)/2/                                                        5,248,007       10,334
TNT Ltd., 8.00% convertible preferred                                            783,255        1,555         .50
LEISURE & TOURISM - 0.45%
Mandarin Oriental International Ltd. (Singapore)                               6,911,218       10,574         .45
DATA PROCESSING & REPRODUCTION - 0.42%
Olivetti SpA (Italy)/2/                                                       28,300,000       10,066         .42
TRANSPORTATION:  SHIPPING - 0.40%
Stolt-Nielsen SA, Class B (American Depositary Receipts)
 (Multinational)                                                                 327,000        5,723         .24
Nippon Yusen KK (Japan)                                                          790,000        3,782         .16
METALS:  STEEL - 0.36%
Kawasaki Steel Corp. (Japan)                                                   2,700,000        8,467         .36
FOREST PRODUCTS & PAPER - 0.33%
UPM-Kymmene Corp. (Finland)/2/                                                   385,000        7,712         .33
FINANCIAL SERVICES - 0.19%
ACOM CO., LTD. (Japan)                                                           100,000        4,392         .19
REAL ESTATE - 0.15%
Mitsui Fudosan Co., Ltd. (Japan)                                                 300,000        3,558         .15
MISCELLANEOUS
Other stocks in initial period of acquisition                                                 118,420        5.00
                                                                                         ------------------------
TOTAL STOCKS (cost: $1,785,725,000)                                                         2,157,219       91.04
                                                                                         ------------------------

                                                                             Principal
                                                                              Amount
Convertible Debentures                                                         (000)
---------------------------------------------------------------------     -------------  -----------------------
ELECTRIC & GAS - 0.21%
Korea Electric Power Corp 5.00% 2001                                            KW5,000         4,925         .21
FOREST PRODUCTS & PAPER - 0.18%
UPM-Kymmene Corp. 8.25% 2043                                                   FM17,000         4,183         .18
ELECTRONIC COMPONENTS - 0.08%
Acer Peripherals Inc. 1.25% 2006                                                   $2000        2,010         .08
AUTOMOBILES - 0.01%
Daimler-Benz AG 4.125% 2003                                                        DM463          348         .01
                                                                                         ----------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,595,000)                                               11,466         .48
                                                                                         ----------------------
TOTAL EQUITY-TYPE SECURITIES (cost: $1,797,320,000)                                         2,168,685       91.52
                                                                                         ----------------------


                                                                             Principal      Market      Percent
                                                                              Amount         Value      of Net
Short-Term Securities                                                          (000)         (000)      Assets
---------------------------------------------------------------------     -------------  ----------------------
CORPORATE SHORT-TERM NOTES - 6.90%
Daimler-Benz North America Corp. 5.34%-5.42% due 12/11-12/17/96                  $20,400       20,355         .86
Panasonic Finance Inc. 5.28% due 2/7/97/1/                                        20,000       19,795         .84
Siemens Corp. 5.24%-5.31% due 12/5/96-1/31/97                                     19,800       19,685         .83
SmithKline Beecham Corp. 5.23%-5.25% due 12/2-12/3/96                             19,600       19,594         .83
Toyota Motor Corp. 5.28%-5.29% due 12/3-12/4/96                                   16,200       16,192         .68
France Telecom 5.30% due 2/10-2/25/97                                             13,990       13,823         .58
Halifax Building Society 5.40% due 1/3/97                                         13,300       13,232         .56
Canada Bills 5.23%-5.27% due 12/9-12/12/96                                        13,200       13,181         .56
Sony Capital Corp. 5.31% due 1/13-1/15/97/1/                                       8,100        8,046         .34
Abbey National North America 5.31% due 12/30/96                                    7,000        6,969         .29
Svenska Handelsbanken Inc. 5.43% due 12/19/96                                      5,000        4,986         .21
Dresdner U.S. Finance Inc. 5.30% due 1/6/97                                        4,000        3,978         .17
ABN AMRO North America Finance Inc. 5.50% due 12/3/96                              3,600        3,598         .15

CERTIFICATES OF DEPOSIT - 0.21%
National Westminster Bank PLC 5.53% due 12/12/96                                   5,000        5,000         .21
                                                                                         -----------------------
TOTAL SHORT-TERM SECURITIES (cost: $168,440,000)                                              168,434        7.11
                                                                                         -----------------------
TOTAL INVESTMENT SECURITIES (cost: $1,965,760,000)                                          2,337,119       98.63

Excess of cash and receivables over payables                                                   32,509        1.37
                                                                                         -----------------------
NET ASSETS                                                                                  2,369,628     100.00%
                                                                                         ========     ========

/1/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
/2/ Non-income-producing securities.
See Notes to Financial Statements

Equity-type securities appearing in the portfolio since May 31, 1996

Acer Peripherals
Anglovaal
ASM Lithography Holding
Benpres Holdings
De Beers Consolidated Mines
Hirose Electric
Hoechst
Hong Kong Telecommunications
Hyundai Motor
Kawasaki Steel
Korea Electric Power
Korea Mobile Telecommunications
Mediaset
Mitsui Fudosan
Multicanal Participacoes
Normandy Mining
Pathe
SGL Carbon
"Shell" Transport and Trading
SmarTone Telecommunications Holdings
SmithKline Beecham
Sony Music Entertainment
Square
Svedala Industri
Telefonica del Peru

Equity-type securities eliminated from the portfolio since May 31, 1996

Air New Zealand
Atlas Copco
Autopistas, Concesionaria Espanola
Banco Popular Espanol
Bank of Montreal
BARCO nv
British Airways
British Sky Broadcasting Group
Canadian National Railway
Chargeurs
China Light & Power
Compagnie de Saint-Gobain
Deutsche Bank
Engen
Hazlewood Foods
Irish Life
Ito-Yokado
ITOCHU
John Fairfax Holdings
Munchener Ruckversicherungs-Gesellschaft
NetCom Systems
News International
Nippon Telegraph and Telephone
Pohang Iron & Steel
Preussag
Rank Organisation
Securicor Group
Sidel
Sun Hung Kai Properties
Svenskt Stal
Swire Pacific
Tele Danmark
Telefonica de Sao Paulo
Uni-Charm
Vodafone Group

GROWTH-INCOME FUND
Investments primarily in stocks
Investment Portfolio  November 30, 1996

Stocks                                                             84.96%
Cash & Equivalents                                                 15.04%

                                                                 Percent
                                                                  of Net
Largest Individual Stocks                                         Assets
AT&T                                                                1.62%
Aluminum Co. of America                                              1.43
Walt Disney                                                          1.39
Atlantic Richfield                                                   1.31
Potash Corp. of Saskatchewan                                         1.19
Seagram                                                              1.17
WMX Technologies                                                     1.12
Schering-Plough                                                      1.09
Bowater                                                              1.07
Philip Morris                                                        1.05

                                                                 Number       Market    Percent
                                                                      of       Value     of Net
Stocks (common and preferred)                                     Shares       (000)     Assets

Energy Sources - 8.79%
Atlantic Richfield Co.                                           495,000      68,867       1.31%
Phillips Petroleum Co.                                         1,075,000      48,509         .93
Diamond Shamrock, Inc.                                         1,460,000      47,450         .90
Amoco Corp.                                                      600,000      46,575         .89
Pennzoil Co.                                                     750,000      42,188         .80
Valero Energy Corp.                                            1,275,000      38,250         .73
Unocal Corp.                                                     835,000      34,026         .65
Exxon Corp.                                                      300,000      28,387         .54
Texaco Inc.                                                      175,000      17,347         .33
Royal Dutch Petroleum Co. (New York Registered Shares)
 (Netherlands)                                                   100,000      16,988         .32
Chevron Corp.                                                    250,000      16,750         .32
TOTAL, Class B (American Depositary Receipts) (France)           409,455      16,532         .32
Union Pacific Resources Group, Inc.                              419,281      12,526         .24
Ashland Inc.                                                     200,000       9,600         .18
Societe Nationale Elf Aquitaine (American Depositary Receipts)                               .00
 (France)                                                        200,000       8,775         .17
Murphy Oil Corp.                                                 163,200       8,323         .16
Health & Personal Care - 6.82%
Schering-Plough Corp.                                            800,000      57,000        1.09
Pfizer Inc                                                       600,000      53,775        1.02
Merck & Co., Inc.                                                575,000      47,725         .91
American Home Products Corp.                                     660,000      42,405         .81
Warner-Lambert Co.                                               520,000      37,180         .71
Kimberly-Clark Corp.                                             370,000      36,167         .69
Abbott Laboratories                                              350,000      19,513         .37
Johnson & Johnson                                                300,000      15,938         .30
AB Astra, Class A (American Depositary Receipts) (Sweden)        300,000      14,475         .28
Eli Lilly and Co.                                                180,000      13,770         .26
Bristol-Myers Squibb Co.                                         100,000      11,375         .22
Tambrands Inc.                                                   200,000       8,550         .16
Banking - 6.44%
Norwest Corp.                                                    800,000      37,400         .71
First Union Corp.                                                365,000      27,877         .53
PNC Bank Corp.                                                   700,000      27,650         .53
BankAmerica Corp.                                                260,000      26,780         .51
Banc One Corp.                                                   551,375      26,259         .50
KeyCorp                                                          450,000      23,569         .45
SunTrust Banks, Inc.                                             450,000      22,837         .43
Chase Manhattan Corp.                                            200,000      18,900         .36
National City Corp.                                              400,000      18,550         .35
Fleet Financial Group, Inc.                                      300,000      16,613         .32
First Chicago NBD Corp.                                          250,000      14,687         .28
Northern Trust Corp.                                             200,000      14,525         .28
Bank of New York Co., Inc.                                       400,000      14,350         .27
Wells Fargo & Co.                                                 50,000      14,231         .27
CoreStates Financial Corp                                        250,000      13,469         .26
Citicorp                                                         100,000      10,925         .21
J.P. Morgan & Co. Inc.                                           100,000       9,438         .18
Business & Public Services - 5.89%
WMX Technologies, Inc.                                         1,630,000      58,680        1.12
Browning-Ferris Industries, Inc.                               1,450,000      38,969         .74
Cognizant Corp./1/                                               960,000      33,120         .63
Electronic Data Systems Corp.
 (formerly General Motors Corp., Class E)                        649,500      31,419         .60
Alexander & Baldwin, Inc.                                      1,020,000      27,030         .51
Dun & Bradstreet Corp.                                           960,000      21,720         .41
Omnicom Group Inc.                                               340,000      17,340         .33
Federal Express Corp./1/                                         380,000      16,815         .32
Manpower Inc.                                                    450,000      14,681         .28
PacifiCare Health Systems, Inc., Class A/1/                      160,000      12,640         .24
Humana Inc./1/                                                   600,000      11,325         .22
Pitney Bowes Inc.                                                175,000      10,325         .20
Ecolab Inc.                                                      250,000       9,719         .18
A.C. Nielsen Corp./1/                                            320,000       5,560         .11
Broadcasting & Publishing - 4.11%
Viacom Inc., Class B/1/                                        1,235,000      46,621         .89
Time Warner Inc.                                                 942,000      38,386         .73
News Corp. Ltd. (American Depositary Receipts) (Australia)     1,100,000      23,375
News Corp. Ltd., preferred shares (American Depositary
 Receipts)                                                       400,000       6,900         .58
New York Times Co., Class A                                      645,000      24,107         .46
E.W. Scripps Co., Class A                                        630,000      21,892         .42
U S WEST Media Group/1/                                          775,000      14,822         .28
Gannett Co., Inc.                                                170,000      13,345         .25
Comcast Corp., Class A, special stock                            729,706      12,223         .23
Tele-Communications, Inc., Series A, Liberty
 Media Group/1/                                                  393,750       9,844         .19
Chris-Craft Industries, Inc./1/                                  101,821       4,162         .08
Telecommunications- 4.06%
AT&T Corp.                                                     2,170,000      85,172        1.62
Ameritech Corp.                                                  804,100      47,341         .90
U S WEST Communications, Inc.                                    850,000      26,563         .51
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                         575,000      17,466         .33
MCI Communications Corp.                                         539,800      16,464         .31
AirTouch Communications/1/                                       449,621      11,522         .22
SBC Communications Inc.                                          100,000       5,262         .10
ALLTEL Corp.                                                     108,200       3,449         .07
Merchandising - 3.74%
Circuit City Stores, Inc.                                      1,418,000      47,326         .90
Wal-Mart Stores, Inc.                                          1,650,000      42,075         .80
Limited Inc.                                                   1,294,900      23,308         .45
Giant Food Inc., Class A                                         450,000      15,187         .29
Federated Department Stores/1/                                   400,000      13,650         .26
J.C. Penney Co., Inc.                                            250,000      13,437         .26
Mercantile Stores Co., Inc.                                      250,000      12,563         .24
May Department Stores Co.                                        250,000      12,188         .23
Sears, Roebuck and Co.                                           200,000       9,950         .19
Gap, Inc.                                                        200,000       6,425         .12
Chemicals - 3.71%
Mallinckrodt, Inc.                                               799,600      35,182         .67
Praxair, Inc.                                                    600,000      29,175         .56
Monsanto Co.                                                     673,000      26,752         .51
E.I. du Pont de Nemours and Co.                                  275,000      25,919         .49
Dow Chemical Co.                                                 180,000      15,075         .29
Great Lakes Chemical Corp.                                       250,000      13,406         .26
Imperial Chemical Industries PLC (American
 Depositary Receipts) (United Kingdom)                           200,000      10,350         .20
Eastman Chemical Co.                                             175,000       9,997         .19
PPG Industries, Inc.                                             140,000       8,575         .16
Lyondell Petrochemical Co.                                       340,000       7,650         .15
Air Products and Chemicals, Inc.                                 100,000       6,950         .13
Engelhard Corp.                                                  284,400       5,546         .10
Forest Products & Paper - 3.50%
Bowater Inc.                                                   1,495,000      56,249        1.07
Union Camp Corp.                                                 750,000      36,844         .70
Weyerhaeuser Co.                                                 450,000      20,700         .40
Rayonier Inc.                                                    525,000      20,344         .39
International Paper Co.                                          450,000      19,125         .36
Georgia-Pacific Corp.                                            150,000      10,912         .21
James River Corp. of Virginia                                    300,000       9,600         .18
Westvaco Corp.                                                   187,500       5,297         .10
Louisiana-Pacific Corp.                                          200,000       4,525         .09
Insurance - 3.15%
SAFECO Corp.                                                   1,078,800      44,905         .86
General Re Corp.                                                 156,000      26,325         .50
Allstate Corp.                                                   400,000      24,100         .46
American General Corp.                                           420,000      17,272         .33
Liberty Corp.                                                    350,000      13,344         .25
Aetna Inc.                                                       181,100      13,062         .25
AMBAC Inc.                                                       129,900       8,898         .17
St. Paul Companies, Inc.                                         120,000       7,065         .13
Arthur J. Gallagher & Co.                                        188,100       5,784         .11
American International Group, Inc.                                41,250       4,744         .09
Machinery & Engineering - 3.08%
Caterpillar Inc.                                                 625,000      49,453         .94
Parker Hannifin Corp.                                          1,000,000      40,625         .77
Deere & Co.                                                      716,600      31,978         .61
Ingersoll-Rand Co.                                               350,000      16,275         .31
Crompton & Knowles Corp.                                         700,000      12,863         .25
Greenfield Capital Trust, 6.00% convertible preferred/2/         118,000       5,428         .10
Case Corp.                                                       100,000       5,250         .10
Beverages & Tobacco - 2.84%
Seagram Co. Ltd. (Canada)                                      1,500,000      61,313        1.17
Philip Morris Companies Inc.                                     535,000      55,172        1.05
PepsiCo, Inc.                                                    870,000      25,991         .49
Anheuser-Busch Companies, Inc.                                   160,000       6,780         .13
Food & Household Products - 2.71%
Unilever NV (New York Registered Shares) (Netherlands)           250,000      43,281         .82
McCormick & Co.                                                  950,000      23,394         .45
Archer Daniels Midland Co.                                       850,000      18,700         .36
CPC International Inc.                                           200,000      16,650         .32
H.J. Heinz Co.                                                   375,000      14,203         .27
General Mills, Inc.                                              210,200      13,348         .25
ConAgra, Inc.                                                    240,000      12,750         .24
Aerospace & Military Technology - 2.15%
United Technologies Corp.                                        145,000      20,336         .39
General Motors Corp., Class H                                    370,000      20,165         .38
Boeing Co.                                                       200,000      19,875         .38
Sundstrand Corp.                                                 500,000      19,500         .37
Raytheon Co.                                                     350,000      17,894         .34
Litton Industries, Inc./1/                                       321,800      15,044         .29
Miscellaneous Materials & Commodities - 2.05%
Potash Corp. of Saskatchewan Inc. (Canada)                       830,000      62,561        1.19
Crown Cork & Seal Co., Inc.                                      450,000      23,850         .46
Pioneer Hi-Bred International, Inc.                              300,000      20,925         .40
Metals: Nonferrous - 1.78%
Aluminum Co. of America                                        1,180,000      75,078        1.43
Inco Ltd. (Canada)                                               280,000       9,765         .18
Alumax Inc./1/                                                   160,000       5,180         .10
Phelps Dodge Corp.                                                50,000       3,631         .07
Recreation & Other Consumer Products - 1.74%
Polaroid Corp.                                                   950,000      40,494         .77
Eastman Kodak Co.                                                220,000      17,820         .34
Stanley Works                                                    400,000      11,800         .22
American Greetings Corp., Class A                                400,000      11,300         .22
Duracell International Inc.                                      150,000       9,994         .19
Financial Services - 1.74%
Household International, Inc.                                    300,000      28,425         .54
Beneficial Corp.                                                 400,000      24,850         .47
Finova Group Inc.                                                180,000      11,880         .23
ADVANTA Corp., Class A                                           200,000       8,900         .17
American Express Co.                                             170,000       8,882         .17
Capital One Financial Corp.                                      150,000       5,419         .10
Associates First Capital Corp., Class A                           60,000       2,903         .06
Transportation: Rail & Road - 1.68%
Conrail, Inc.                                                    352,122      34,244         .65
Union Pacific Corp.                                              548,250      31,935         .61
Norfolk Southern Corp.                                           245,000      22,050         .42
Leisure & Tourism - 1.67%
Walt Disney Co.                                                  989,932      73,007        1.39
Host Marriott Corp./1/                                           600,000       9,150         .17
Marriott International, Inc.                                     100,000       5,575         .11
Data Processing & Reproduction - 1.50%
Silicon Graphics, Inc./1/                                      1,300,000      25,837         .49
Xerox Corp.                                                      510,000      25,054         .48
Adobe Systems Inc.                                               400,000      15,800         .30
International Business Machines Corp.                             75,000      11,953         .23
Electronic Components - 1.41%
Texas Instruments Inc.                                           500,000      31,875         .61
Intel Corp.                                                      200,000      25,375         .48
Linear Technology Corp.                                          350,000      16,494         .32
Multi-Industry - 1.36%
Tenneco Inc.                                                     555,000      28,305         .54
Textron Inc.                                                     170,000      16,214         .31
AlliedSignal Inc.                                                200,000      14,650         .28
Harsco Corp.                                                     100,000       6,975         .13
Minnesota Mining and Manufacturing Co.                            60,000       5,025         .10
Energy Equipment - 1.21%
Western Atlas Inc./1/                                            296,800      20,924         .40
Schlumberger Ltd. (Netherlands Antilles)                         170,000      17,680         .34
Baker Hughes Inc.                                                300,000      10,988         .21
Cooper Industries, Inc.                                          179,802       7,462         .14
Dresser Industries, Inc.                                         200,000       6,550         .12
Electrical & Electronics - 0.93%
Nokia Corp., Class A (American Depositary Receipts) (Finland)
 (Finland)                                                       600,000      33,675         .64
Lucent Technologies Inc.                                         297,136      15,228         .29
Telefonaktiebolaget LM Ericsson, Class B
 (American Depositary Receipts) (Sweden)                         350,000      10,806         .21
Industrial Components - 1.02%
Goodyear Tire & Rubber Co.                                       595,000      28,857         .55
Rockwell International Corp.                                     200,000      12,850         .24
Dana Corp.                                                       231,800       7,215         .14
ITT Industries, Inc.                                             200,000       4,675         .09
Utilities: Electric & Gas - 0.95%
Union Electric Co.                                               500,000      19,875         .38
Consolidated Edison Co. of New York, Inc.                        450,000      13,050         .25
Pacific Gas and Electric Co.                                     500,000      12,062         .23
Edison International                                             250,000       4,969         .09
Automobiles - 0.95%
General Motors Corp.                                             550,000      31,694         .61
Ford Motor Co., Class A                                          550,000      18,012         .34
Transportation: Airlines - 0.80%
AMR Corp./1/                                                     412,500      37,641         .72
Delta Air Lines, Inc.                                             60,000       4,515         .08
Appliances & Household Durables - 0.71%
Corning Inc.                                                     670,000      27,135         .52
Philips Electronics NV (New York Registered Shares)
 (Netherlands)                                                   250,000      10,125         .19
Textiles & Apparel - 0.30%
VF Corp.                                                         230,000      15,611         .30
Electronic Instruments
Imation Corp./1/                                                   6,000         182         .00
Miscellaneous
Other stocks in initial period of acquisition                                103,038        1.96
                                                                                   -          -
TOTAL STOCKS (cost: $3,221,455,000)                                        4,459,328       84.96
                                                                                   -          -

Short-Term Securities
Corporate Short-Term Notes - 12.05%
H.J. Heinz Co. 5.23%-5.30% due 12/9/96-1/8/97                     68,900      68,709        1.31
IBM Credit Corp. 5.30% due 1/15-1/30/97                           56,200      55,750        1.06
Coca-Cola Co. 5.25% due 12/19-12/26/96                            55,000      54,822        1.04
Lucent Technologies Inc. 5.24%-5.29% due 12/3/96-2/5/97           53,200      52,973        1.01
Walt Disney Co. 5.26%-5.28% due 1/7-2/14/97                       50,200      49,779         .95
Southwestern Bell Capital Corp. 5.24%-5.30%
 due 12/3/96-1/22/97/2/                                           43,000      42,846         .82
General Electric Capital Corp. 5.25%-5.34%
 due 12/18/96-1/29/97                                             42,800      42,486         .81
National Rural Utilities Cooperative Finance Corp. 5.28%-5.31%
 due 1/6-2/18/97                                                  41,200      40,839         .78
Weyerhaeuser Co. 5.28%-5.30% due 1/13-1/24/97                     39,700      39,415         .75
Hershey Foods Corp. 5.24%-5.26% due 12/2/96-1/14/97               34,600      34,466         .66
Kellogg Co. 5.23%-5.30% due 12/4/96-1/2/97                        27,000      26,949         .51
American Express Credit Corp. 5.32% due 1/6/97                    26,800      26,653         .51
Monsanto Co. 5.25% due 12/13/96/2/                                25,200      25,152         .48
Sara Lee Corp. 5.28% due 12/27/96                                 20,000      19,921         .38
Beneficial Corp. 5.30% due 1/16/97                                16,000      15,889         .30
Gannett Co., Inc. 5.25% due 12/5/96/2/                            13,600      13,590         .26
J.C. Penney Funding Corp. 5.24%-5.25% due 12/10-12/20/96          12,200      12,176         .23
United Parcel Service of America Inc. 5.40% due 12/11/96          10,000       9,984         .19

Federal Agency Discount Notes - 1.52%
Federal Home Loan Mortgage Corp. 5.215% due 12/11-12/16/96        79,715      79,560        1.52

Certificates of Deposit  - 0.95%
Morgan Guaranty Trust Co. of New York 5.29% due 12/12/96          50,000      50,000         .95
                                                                                   -          -
TOTAL SHORT-TERM SECURITIES (cost: $761,970,000)                             761,959       14.52
                                                                                   -          -
TOTAL INVESTMENT SECURITIES (cost: $3,983,425,000)                         5,221,287       99.48
Excess of cash and receivables
 over payables                                                                27,353         .52
                                                                                   -          -
NET ASSETS                                                                 5,248,640     100.00%
                                                                         =======================

/1/ Non-income-producing securities.
/2/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
See Notes to Financial Statements

Stocks appearing in the portfolio
since May 31, 1996

AB Astra
A.C. Nielsen
Aetna
Air Products and Chemicals
Ashland
Associates First Capital
Circuit City Stores
Cognizant
Comcast
Crown Cork & Seal
Dresser Industries
Federated Department Stores
Finova Group
Humana
Imation
ITT Industries
Limited
Linear Technology
Lucent Technologies
Lyondell Petrochemical
McCormick & Co.
PacifiCare Health Systems
Pennzoil
Philips Electronics
Pioneer Hi-Bred International
Raytheon
Societe Nationale Elf Aquitaine
Telefonaktiebolaget LM Ericsson
Union Pacific

Stocks eliminated from the portfolio
since May 31, 1996

360/0/ Communications
Bankers Trust New York
Bausch & Lomb
Betz Laboratories
Boatmen's Bancshares
Cleveland-Cliffs
Colgate-Palmolive
Cox Communications
Digital Equipment
General Electric
General Public Utilities
Johnson Controls
LADD Furniture
McKesson
Novell
Oracle
Pacific Telesis Group
Southern Pacific Rail
TIG Holdings
Times Mirror
Tosco
Tribune
TRINOVA
TRW
Walgreen

Asset Allocation Fund                                               Percent
Investments in both stocks and bonds                                 of Net
Investment Portfolio November 30, 1996                               Assets
----------------------------------------------------             ----------
Equity-Type Securities                                                62.13%
Cash & Equivalents                                                     14.30
U.S. Government Bonds                                                  12.05
Corporate Bonds                                                        11.31
Non-U.S. Government Bonds                                                .21

LARGEST INDIVIDUAL EQUITIES
Atlantic Richfield                                                     1.95%
Warner-Lambert                                                          1.88
Pfizer                                                                  1.81
Rockwell International                                                  1.74
DuPont                                                                  1.65
Tenneco                                                                 1.56
NationsBank                                                             1.41
Rentokil Group                                                          1.39
J.C. Penney                                                             1.37
PepsiCo                                                                 1.36

                                                                                   Market      Percent
                                                                  Number of         Value       of Net
Stocks (common and preferred)                                        Shares         (000)       Assets
----------------------------------------------------             ----------    ----------   ----------
Energy Sources- 7.21%
Atlantic Richfield Co.                                              160,000        22,260         1.95%
Royal Dutch Petroleum Co. (New York Registered
 Shares) (Netherlands)                                               90,000        15,289          1.34
Chevron Corp.                                                       225,000        15,075          1.32
Phillips Petroleum Co.                                              200,000         9,025           .79
Kerr-McGee Corp.                                                    100,000         7,000           .61
Diamond Shamrock, Inc.                                              175,000         5,687           .50
Amoco Corp.                                                          60,000         4,658           .41
Unocal Corp.                                                         80,000         3,260           .29
Health & Personal Care- 7.06%
Warner-Lambert Co.                                                  300,000        21,450          1.88
Pfizer Inc                                                          230,000        20,614          1.81
SmithKline Beecham PLC (American Depositary
 Receipts) (United Kingdom)                                         150,000        10,331           .90
Bristol-Myers Squibb Co.                                             70,000         7,962           .70
Tambrands Inc.                                                      170,000         7,268           .64
American Home Products Corp.                                        110,000         7,068           .62
Kimberly-Clark Corp.                                                 60,000         5,865           .51
Banking- 7.03%
NationsBank Corp.                                                   155,000        16,062          1.41
Citicorp                                                            140,000        15,295          1.34
First Union Corp.                                                    94,500         7,217           .63
Jefferson BankShares, Inc.                                          238,700         6,997           .61
CoreStates Financial Corp                                           125,000         6,734           .59
Fleet Financial Group, Inc.                                         120,000         6,645           .58
H.F. Ahmanson & Co.                                                 200,000         6,600           .58
PNC Bank Corp.                                                      135,000         5,333           .47
BankAmerica Corp.                                                    50,000         5,150           .45
KeyCorp                                                              80,000         4,190           .37
Merchandising- 5.91%
J.C. Penney Co., Inc.                                               290,000        15,587          1.37
Wal-Mart Stores, Inc.                                               525,000        13,388          1.17
Walgreen Co.                                                        300,000        12,525          1.10
Limited Inc.                                                        550,000         9,900           .87
May Department Stores Co.                                           125,000         6,094           .53
Circuit City Stores, Inc.                                           130,000         4,339           .38
Sears, Roebuck and Co.                                               60,000         2,985           .26
Mercantile Stores Co., Inc.                                          52,400         2,633           .23
Chemicals- 4.92%
E.I. du Pont de Nemours and Co.                                     200,000        18,850          1.65
Air Products and Chemicals, Inc.                                    195,000        13,552          1.19
PPG Industries, Inc.                                                150,000         9,187           .81
Mallinckrodt Inc.                                                   150,000         6,600           .58
Armor All Products Corp.                                            250,000         4,719           .41
Great Lakes Chemical Corp.                                           60,000         3,218           .28
Industrial Components- 2.74%
Rockwell International Corp.                                        310,000        19,917          1.74
Echlin Inc.                                                         200,000         6,725           .59
Dana Corp.                                                          150,000         4,669           .41
Food & Household Products- 2.37%
McCormick & Co.                                                     400,000         9,850           .86
General Mills, Inc.                                                 100,000         6,350           .56
H.J. Heinz Co.                                                      150,000         5,681           .50
Archer Daniels Midland Co.                                          236,250         5,198           .45
Insurance- 2.25%
American General Corp.                                              176,700         7,267           .64
CIGNA Corp.                                                          50,000         7,069           .62
SAFECO Corp.                                                        150,000         6,244           .55
General Re Corp.                                                     30,000         5,062           .44
Beverages & Tobacco- 2.19%
PepsiCo, Inc.                                                       520,000        15,535          1.36
Seagram Co. Ltd. (Canada)                                           230,000         9,401           .83
Business & Public Services- 2.13%
Rentokil Group PLC (American Depositary Receipts)
 (United Kingdom)                                                   214,000        15,836          1.39
Dun & Bradstreet Corp.                                              200,000         4,525           .39
Alexander & Baldwin, Inc.                                           150,000         3,975           .35
Multi-Industry- 2.06%
Tenneco Inc.                                                        350,000        17,850          1.56
Textron Inc.                                                         60,000         5,722           .50
Recreation & Other Consumer Products- 1.96%
American Greetings Corp., Class A                                   300,000         8,475           .74
Duracell International Inc.                                         120,000         7,995           .70
Stanley Works                                                       200,000         5,900           .52
Forest Products & Paper- 1.71%
Georgia-Pacific Corp.                                               100,000         7,275           .64
Union Camp Corp.                                                    100,000         4,912           .43
Weyerhaeuser Co.                                                    100,000         4,600           .40
Rayonier Inc.                                                        70,000         2,713           .24
Transportation: Rail & Road- 1.56%
Union Pacific Corp.                                                 230,000        13,397          1.17
Conrail, Inc.                                                        45,929         4,467           .39
Aerospace & Military Technology- 1.48%
General Motors Corp., Class H                                       200,000        10,900           .96
Boeing Co.                                                           60,000         5,963           .52
Electrical & Electronics- 1.30%
Nokia Corp., Class A (American Depositary
 Receipts) (Finland)                                                170,000         9,541           .84
Hubbell Inc., Class B                                               126,000         5,292           .46
Machinery & Engineering- 1.19%
Deere & Co.                                                         180,000         8,032           .71
Crompton & Knowles Corp.                                            300,000         5,513           .48
Leisure & Tourism- 1.11%
Carnival Corp., Class A                                             400,000        12,650          1.11
Data Processing & Reproduction- 0.87%
Adobe Systems Inc.                                                  130,000         5,135           .45
International Business Machines Corp.                                30,000         4,781           .42
Telecommunications- 0.80%
Pacific Telesis Group                                               150,000         5,550           .49
AT&T Corp.                                                           90,000         3,533           .31
Metals: Nonferrous- 0.78%
Aluminum Co. of America                                             140,000         8,907           .78
Miscellaneous Materials & Commodities- 0.53%
Potash Corp. of Saskatchewan Inc. (Canada)                           80,000         6,030           .53
Automobiles- 0.50%
General Motors Corp.                                                100,000         5,762           .50
Broadcasting & Publishing- 0.44%
Time Warner Inc., preferred equity redemption
 cumulative stock                                                    55,000         2,200
Time Warner Inc., 10.25% cumulative exchangeable
 preferred, Series K/1/                                               2,597         2,811           .44
                                                                              -----------  -----------
TOTAL STOCKS (cost: $504,469,000)                                                 685,822         60.10
                                                                              -----------  -----------

                                                                  Principal
                                                                     Amount
Convertible Debentures                                                (000)
----------------------------------------------------             ----------    ----------   ----------
Industrials & Services- 0.90%
Turner Broadcasting System, Inc. 0% 2007/1/                          10,000         4,850           .43
Hanson America Inc. 2.39% 2001/1/                                     5,000         4,375           .38
Time Warner Inc. 0% 2012                                              2,500           944           .08
Discovery Zone 0% 2013                                                6,000            75           .01
Telecommunications- 0.25%
U S WEST Communications, Inc. 0% 2011                                 8,000         2,890           .25
                                                                               ----------   ----------
TOTAL CONVERTIBLE DEBENTURES (cost: $14,695,000)                                   13,134          1.15
                                                                               ----------   ----------
MISCELLANEOUS
Other equity-type securities in initial period of
 acquisition (cost:$9,725,000)                                                      9,986           .88
                                                                               ----------   ----------

TOTAL EQUITY-TYPE SECURITIES (cost: $528,889,000)                                 708,942         62.13
                                                                               ----------   ----------

Bonds & Notes
-----------------------------------------------
Industrials- 9.06%
Oryx Energy Co.:
 9.50% 1999                                                           3,000         3,195
 8.375% 2004                                                          2,500         2,641
 10.00% 1999                                                          1,000         1,070           .61
Time Warner Inc. 9.125% 2013                                          4,000         4,430           .39
Inco Ltd.:
 9.60% 2022                                                           2,000         2,240
 9.875% 2019                                                          1,500         1,621           .34
News America Holdings Inc.:
 10.125% 2012                                                         2,000         2,369
 7.43% 2026                                                           1,250         1,303           .32
Mobil Corp. 8.00% 2032                                                3,000         3,182           .28
Allegiance Corp. 7.00% 2026                                           3,000         3,105           .27
General Motors Corp. 8.80% 2021                                       2,500         2,948           .26
USX Corp. 9.125% 2013                                                 2,500         2,896           .25
Dayton Hudson Corp. 8.50% 2022                                        2,500         2,666           .23
Philips Electronics NV 7.20% 2026                                     2,500         2,597           .23
360/0/ Communications Co. 7.50% 2006                                  2,500         2,530           .22
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                        2,500         2,525           .22
OXYMAR 7.50% 2016/1/                                                  2,500         2,450           .21
Acme Metals Inc. 12.50% 2002                                          2,000         2,140           .19
Container Corp. of America 9.75% 2003                                 2,000         2,085           .18
CenCall Communications Corp. 0%/10.125% 2004/2/                       3,000         1,995           .18
TCI Communications, Inc. 8.75% 2015                                   2,000         1,967           .17
Tele-Communications, Inc. 9.25% 2023                                  2,000         1,957           .17
Unisys Corp. 11.75% 2004                                              1,750         1,829           .16
Comtel Brasileira Ltda. 10.75% 2004/1/                                1,500         1,556           .14
Loehmann's, Inc. 11.875% 2003                                         1,000         1,080           .09
Omnipoint Corp. 11.625% 2006/1/                                       1,000         1,052           .09
Kaiser Aluminum Corp. 12.75% 2003                                       750           791           .07
PriCellular Wireless Corp. 10.75% 2004/1/                               750           780           .07
Woolworth Corp., Series A, 7.00% 2002                                   750           753           .07
Federal Agency Obligations-Mortgage
 Pass-Throughs /4/- 3.65%
Government National Mortgage Assn.:
 8.00% 2020-2026                                                     20,729        21,438
 7.50% 2026                                                           9,900        10,042
 8.50% 2022-2026                                                      5,695         5,980
 10.00% 2019                                                          1,384         1,525          3.42
Federal National Mortgage Assn.:
 7.00% 2009                                                           1,812         1,826
 9.00% 2019                                                             759           809           .23
Financial- 3.48%
Capital One Bank:
 7.35% 2000                                                           7,500         7,699
 7.15% 2006                                                           2,000         2,051           .85
General Motors Acceptance Corp.:
 8.875% 2010                                                          3,235         3,865
 9.625% 2001                                                          2,000         2,275           .54
Ocwen Financial Corp. 11.875% 2003                                    2,850         3,028           .26
Aetna Services, Inc. 6.97% 2036                                       2,500         2,593           .23
Terra Nova (Bermuda) Holdings Ltd. 10.75% 2005                        2,000         2,265           .20
First Union Corp. 6.82%/7.57% 2026/2/                                 2,000         2,059           .18
Chevy Chase Bank, F.S.B. 9.25% 2008                                   2,000         2,020           .18
American Re Corp. 10.875% 2004                                        1,500         1,623           .14
B.F. Saul Real Estate Investment Trust 11.625% 2002                   1,500         1,620           .14
First Nationwide Holdings Inc. 10.625% 2003/1/                        1,500         1,605           .14
Security Capital Industrial Trust 7.95% 2008                          1,500         1,587           .14
Shopping Center Associates 6.75% 2004/1/                              1,500         1,488           .13
Irvine Co. 7.46% 2006/1/ /3/                                          1,500         1,466           .13
Metropolitan Life Insurance Co. 7.45% 2023/1/                         1,500         1,438           .12
National Westminster Bancorp Inc. 9.45% 2001                          1,000         1,124           .10
Collateralized Mortgage Obligations
 (Privately Originated) /4/- 2.05%
Continental Airlines, Inc.:
 1996-A, 6.94% 2013/1/                                                4,000         4,045
 1996-2C, 10.22% 2014/1/                                              2,250         2,693           .59
United Air Lines, Inc.:
 1996-A2, 7.87% 2019                                                  2,500         2,512
 1995-A1, 9.02% 2012                                                  1,417         1,573           .36
Delta Air Lines, Inc.:
 1993-A2, 10.50% 2016                                                 2,000         2,481
 1992-A2, 9.20% 2014                                                  1,000         1,128           .31
Airplanes Pass Through Trust, Class C, 8.15% 2019                     3,000         3,157           .28
Jet Equipment Trust, Series 1995-B, 7.83% 2015/1/                     2,431         2,575           .22
USAir, Inc., 1996-B, 7.50% 2008/1/                                    1,948         2,026           .18
Federal Express Corp. 7.53% 2006                                      1,238         1,279           .11
Federal Agency Obligations-Other- 1.42%
Federal National Mortgage Assn.:
 6.53% 2006                                                          10,000         9,742
 7.52% 2004                                                           4,000         4,090          1.21
Federal Home Loan Mortgage Corp. 6.555% 2006                          2,400         2,358           .21
Non-U.S. Government Obligations- 0.21%
Israel (State of) 6.375% 2005                                         2,500         2,437           .21
Transportation- 0.15%
AMR Corp. 9.75% 2000                                                  1,000         1,090           .10
United Air Lines, Inc. 9.00% 2003                                       500           549           .05
Asset-Backed Obligations 4- 0.13%
Green Tree Financial Corp., Series 1995-A, Class NIM,
 7.25% 2005                                                           1,429         1,427           .13
Electric & Gas Utilities- 0.09%
Columbia Gas System Inc., Series E, 7.32% 2010                        1,000         1,017           .09
U.S. Treasury Obligations- 6.98%
10.375% 2012                                                         17,000        22,453
7.25% 2004                                                           13,000        13,985
7.125% 2000                                                           8,000         8,325
8.75% 1997                                                            6,000         6,166
8.75% 2008                                                            5,000         5,738
8.25% 2005                                                            5,000         5,335
9.25% 1998                                                            5,000         5,295
8.75% 2000                                                            3,000         3,295
8.875% 1999                                                           2,500         2,666
11.125% 2003                                                          2,000         2,563
10.375% 2009                                                          2,000         2,528
11.75% 2010                                                             500           679
10.75% 2003                                                             500           627          6.98
                                                                               ----------   ----------
TOTAL BONDS & NOTES (cost: $264,266,000)                                          269,013         23.57
                                                                               ----------   ----------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes- 12.66%
J.C. Penney Funding Corp. 5.23%-5.31% due 12/12/96-1/30/97           25,300        25,218          2.21
American Express Credit Corp. 5.25%-5.26% due 12/5-12/18/96          20,000        19,967          1.75
Warner-Lambert Co. 5.28% due 3/5/97/1/                               20,000        19,721          1.73
Lucent Technologies Inc. 5.24%-5.26% due 12/5/96-1/6/97              13,500        13,467          1.18
PACCAR Financial Corp. 5.24% due 12/19/96                            12,000        11,967          1.05
Walt Disney Co. 5.28% due 1/7/97                                     10,700        10,640           .93
Hershey Foods Corp. 5.24% due 12/2/96                                10,400        10,397           .91
Sara Lee Corp. 5.28% due 12/27/96                                    10,000         9,961           .87
IBM Credit Corp. 5.30% due 1/15-1/30/97                               9,900         9,820           .86
General Electric Capital Corp. 5.34% due 1/29/97                      7,700         7,631           .67
National Rural Utilities Cooperative Finance Corp.
 5.30% due 12/13/96                                                   5,700         5,689           .50
Federal Agency Discount Notes- 1.14%
Federal National Mortgage Assn. 5.45% due 12/10/96                   13,000        12,981          1.14
                                                                                ---------    ---------
TOTAL SHORT-TERM SECURITIES (cost: $157,461,000)                                  157,459         13.80
                                                                                ---------    ---------
TOTAL INVESTMENT SECURITIES (cost: $950,616,000)                                1,135,414         99.50

Excess of cash and receivables over payables                                        5,677           .50
                                                                                ---------    ---------
NET ASSETS                                                                      1,141,091       100.00%
                                                                                =========    =========


/1/Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
/2/Represents a step bond; coupon rate will increase
 at a later date.
/3/Valued under procedures established by the
 Board of Trustees.
/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Financial Statements

Equity-type securities appearing in the portfolio since May 31, 1996

Carnival
Discovery Zone
General Re
Limited
Mallinckrodt
Potash Corp of Saskatchewan
PPG Industries
Rentokil Group


Equity-type securities eliminated from the portfolio since May 31, 1996

AMBAC
Anheuser-Busch
Baker Hughes
Bausch & Lomb
H&R Block
Colgate-Palmolive
Comerica
Cooper Cameron
CSX
Eastman Chemical
Eastman Kodak
Gap
General Public Utilities
Greenfield Capital Trust
Hancock Fabrics
Long Island Lighting
Louisiana-Pacific
Minnesota Mining and Manufacturing
Norfolk Southern
Ralston Purina
Texaco

BOND FUND
Investments primarily in bonds
INVESTMENT PORTFOLIO - NOVEMBER 30, 1996

U.S. GOVERNMENT BONDS                                                   33.10%
CORPORATE BONDS                                                         35.87
CASH & EQUIVALENTS                                                      23.76
EQUITY-TYPE SECURITIES                                                   4.21
NON-U.S. GOVERNMENT BONDS                                                3.06

                                                                   Principal     Market  Percent
                                                                       Amount     Value    Of Net
Bonds & Notes                                                           (000)     (000)    Assets
Diversified Media, Cable Television &
Telecommunications - 4.88%
MFS Communications Co., Inc.:
 0%/9.375% 2004/1/                                                       $800      $692
 0%/8.875% 2006/1/                                                        750       544      1.60%
Comtel Brasileira Ltda. 10.75% 2004/2/                                  1,000     1,038       1.34
Brooks Fiber Properties, Inc. 0%/10.875% 2006/1/                          700       459        .59
AT&T Corp. 8.625% 2031                                                    250       272        .35
Time Warner Inc. 7.95% 2000                                               250       260        .34
Muzak LP/Capital 10.00% 2003                                              250       256        .33
Viacom International Inc. 9.125% 1999                                     250       256        .33
Transportation -  4.21%
USAir, Inc. 9.625% 2001                                                 1,000       985       1.27
Airplanes Pass Through Trust:
 Class C, 8.15% 2019/3/                                                   500       526
 Class D, 10.875% 2019/3/                                                 275       307       1.08
Jet Equipment Trust:
 Series 1995-A, 11.44% 2014/2/ /3/                                        300       362
 Series 1994-A, 11.79% 2013/2/ /3/                                        250       308        .86
Continental Airlines, Inc., Series 1996-C, 9.50% 2015/3/                  250       287        .37
Teekay Shipping Corp. 8.32% 2008                                          250       247        .32
United Air Lines, Inc. 10.67% 2004                                        200       241        .31
Financial Services - 3.88%
Ocwen Financial Corp. 11.875% 2003                                      1,150     1,222      1.58%
Capital One Bank 7.15% 2006                                                500       513       .66
Aames Financial Corp. 9.125% 2003                                         500       510        .66
Ford Motor Credit Co. 6.85% 2000                                          500       510        .66
General Motors Acceptance Corp. 6.625% 2005                               250       249        .32
Manufacturing & Materials -  3.75%
Kaiser Aluminum & Chemical Corp.:
 10.875% 2006/2/                                                          500       516
 9.875% 2002                                                              250       252        .99
Knoll Group, Inc. 10.875% 2006                                            500       545        .70
Printpack Inc. 10.625% 2006/2/                                            500       520        .67
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                            300       303        .39
U.S. Can Corp. 10.125% 2006/2/                                            250       261        .34
Northern Telecom Ltd. 6.875% 2002                                         250       257        .33
AMTROL Inc. 10.625% 2006/2/                                               250       253        .33
Energy & Related Companies - 3.30%
Oryx Energy Co. 8.375% 2004                                               500       528        .68
J. Ray McDermott, SA 9.375% 2006                                          500       525        .68
Mariner Energy, Inc. 10.50% 2006/2/                                       500       519        .67
Chesapeake Energy Corp. 9.125% 2006                                       500       517        .67
Falcon Drilling Co., Inc., Series B, 8.875% 2003                          250       253        .33
McDermott Inc. 9.375% 2002                                                200       211        .27
Cellular, Paging & Wireless Communications -  2.57%
PriCellular Wireless Corp. 10.75% 2004/2/                                 500       520        .67
NEXTEL Communications, Inc. 0%/11.50% 2003/1/                             500       376        .49
360/0/ Communications Co. 7.50% 2006                                      325       329        .43
Sprint Spectrum LP, Sprint Spectrum Finance Corp.                         500       325        .42
 0%/12.50%  2006/1/
Omnipoint Corp. 11.625% 2006/2/                                           250       263        .34
Cellular Communications International, Inc.
 Units, 0% 2000                                                           250       170        .22
Banking & Thrifts - 2.37%
First Nationwide Holdings Inc. 10.625% 2003/2/                          1,000     1,070       1.38
Chevy Chase Bank, FSB 9.25% 2008                                          500       505        .66
First Union Corp. 6.82%/7.57% 2026/1/                                     250       257        .33
Health & Personal Care - 1.92%
Integrated Health Services, Inc. 10.75% 2004                              500       529        .68
Allegiance Corp. 7.00% 2026                                               500       517        .67
Paracelsus Healthcare Corp. 10.00% 2006                                   500       443        .57
Collateralized  Mortgage Obligations (Privately
 Originated) /3/ - 1.86%
Wells Fargo Capital Markets APT Financing Trust 6.56% 2005/2/           1,000     1,007       1.30
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2,
 Class A, 7.452% 2021 /4/                                                 427       436        .56
Broadcasting & Publishing - 1.73%
Young Broadcasting Inc. 10.125% 2005                                      500       502        .65
Grupo Televisa, S.A. 0%/13.25% 2008/1/                                    500       329        .42
News America Holdings Inc. 7.43% 2026                                     250       261        .34
Chancellor Broadcasting Co. 9.375% 2004                                   250       249        .32
Business & Public Services - 1.03%
Allied Waste North America, Inc. 10.25% 2006/2/                           500       510        .66
Federal Express Corp. 9.875% 2002                                         250       288        .37
Merchandising - 0.92%
Loehmann's, Inc. 11.875% 2003                                             500       540        .70
Woolworth Corp., Series A, 7.00% 2002                                     170       171        .22
Asset- Backed Obligations/3/ - 0.85%
Green Tree Financial Corp., Series 1995-A, Class NIM, 7.25% 2005          357       357        .46
EQCC Home Equity Loan Asset-Backed Certificates,  Series 1996-A
 Class A-2, 6.95% 2012                                                    300       304        .39
Insurance - 0.70%
Terra Nova (Bermuda) Holdings Ltd. 10.75% 2005                            250       283        .37
Aetna Services, Inc. 6.97% 2036                                           250       259        .33
Cable & Telephone in the United Kingdom - 0.57%
Comcast UK Cable Partners Ltd. 0%/11.20% 2007/1/                          650       444        .57
Machinery & Engineering - 0.38%
Deere & Co. 8.95% 2019                                                    250       294        .38
Data Processing & Reproduction - 0.34%
Unisys Corp. 11.75% 2004                                                  250       261        .34
Electrical & Electronics - 0.34%
Philips Electronics NV 7.20% 2026                                         250       260        .34
Independent Power Producers - 0.27%
California Energy Co., Inc. 9.875% 2003                                   200       209        .27
Non-U.S. Governments & Governmental
Authorities -  3.06%
Canadian Government 4.599% 2021 /4/                                    C$1000       833       1.08
Argentina (Republic of):
 Eurobond Series L, 6.625% 2005 /4/                                      $319        275
 8.375% 2003                                                               250       233       .66
Ireland (Republic of) 8.00% 2006                                       IRE250       461        .59
Brazil (Federal Republic of) Capitalization Bond 8.00% 2014 /5/          $275        202       .26
Deutschland Republic 8.00% 2002                                         DM250       185        .24
South Africa (Republic of) 13.00% 2010                               ZAR1,000       180        .23
Federal Agency Obligations-Mortgage Pass-Throughs/3/ -  11.17%
Government National Mortgage Assn.:
 5.00% 2026                                                            $2,181     2,156
 6.50% 2025-2026                                                        1,310     1,273       7.72
 9.50% 2021                                                               955     1,040
 10.00% 2019                                                              923     1,016
 7.00% 2026                                                               498       495
Federal National Mortgage Assn.:
 10.00% 2018-2025                                                       1,392     1,542       3.45
 9.00% 2021                                                               781        833
 6.50% 2026                                                               303       294
Federal Agency Obligations-Other - 2.28%
Federal National Mortgage Assn. 7.04% 2005                                 890       884      1.14
Federal Home Loan Mortgage Corp.:
 6.78% 2005                                                               500       496
 5.78% 2003                                                               400       384       1.14
U.S. Treasury Obligations - 19.65%
6.25% 2003                                                              7,500     7,634      19.65
10.375% 2009-2012                                                       3,000     3,934
7.25% 2004                                                              2,500     2,691
8.875% 2017                                                               750       955
                                                                               --------  --------
TOTAL BONDS & NOTES (cost: $54,281,000)                                          55,768      72.03
                                                                               --------   -------
                                                                      Number
                                                                           of
                                                                       Shares
                                                                 or Principal
                                                                       Amount
                                                                        (000)
Equity-Type Securities
Preferred Stocks - 1.04%
Time Warner Inc. exchangeable preferred, Series K/2/                      524       567        .73
El Paso Electric Co., 11.40% preferred,
 Series, A 2008 /5/                                                     2,168       239        .31
Convertible Debentures - 0.70%
U S WEST Communications, Inc. 0% 2011                                  $1,500       542        .70
Miscellaneous
Equity-type securities in initial period of acquisition                           1,909       2.47
                                                                               --------  --------
TOTAL EQUITY-TYPE SECURITIES (cost: $2,667,000)                                   3,257       4.21
                                                                               --------  --------

                                                                   Principal
                                                                       Amount
Short-Term Securities                                                   (000)
Corporate Short-Term Notes -  22.35%
Southwestern Bell Telephone Co. 5.25% due 12/6/96                    $  2,000     1,998       2.58
H.J. Heinz Co. 5.25% due 12/4/96                                        1,900     1,899       2.45
CIT Group Holdings Inc. 5.26% 12/16/96                                  1,900     1,896       2.45
Abbott Laboratories Inc. 5.25% due 12/5/96                              1,500     1,499       1.94
Lucent Technologies Inc. 5.25% due 12/17/96                             1,500     1,496       1.93
Coca-Cola Co. 5.24% due 12/30/96                                        1,400     1,394       1.80
Raytheon Co. 5.25% due 12/10/96                                         1,300     1,298       1.68
International Lease Finance Corp. 5.23% due 12/13/96                    1,300     1,297       1.67
IBM Credit Corp. 5.33% due 1/14/97                                      1,300     1,291       1.67
American Express Credit Corp. 5.26% due 12/9/96                         1,000       999       1.29
General Electric Capital Corp. 5.75% due 12/2/96                          900       900       1.16
PACCAR Financial Corp. 5.26% due 12/19/96                                 838       836       1.08
BellSouth Telecommunications, Inc. 5.22% due 12/4/96                      502       502        .65
Federal Agency Discount Notes -  1.29%
Federal Farm Credit Bank 5.22% due 12/6/96                              1,000       999       1.29
                                                                               --------   -------
TOTAL SHORT-TERM SECURITIES (cost: $18,304,000)                                  18,304      23.64
                                                                               --------   -------

TOTAL INVESTMENT SECURITIES (cost: $75,252,000)                                  77,329      99.88
Excess of cash and receivables over payables                                         96        .12
                                                                              ---------   -------
NET ASSETS                                                                      $77,425     100.00
                                                                              --------- ---------
/1/ Represents a step bond; coupon rate will increase
 at a later date.
/2/ Purchased in a private placement transaction;
 resale to the public may require registration or sale
 only to qualified institutional buyers.
/3/ Pass-through securities backed by a pool of
 mortgages or other loans  on which principal
 payments are periodically made. Therefore, the
 effective maturity is shorter than the stated maturity.
/4/ Coupon rate may change periodically.
/5/ Payment in kind. The issuer has the option of
 paying additional securities in lieu of cash.

See Notes to Financial Statements

HIGH-YIELD BOND FUND
Investments primarily in bonds
INVESTMENT PORTFOLIO - NOVEMBER 30, 1996

CORPORATE BONDS                                                           77.19%
U.S. TREASURY BONDS                                                        7.36%
NON-U.S. GOVERNMENT BONDS                                                  1.72%
CASH & EQUIVALENTS                                                        11.42%
STOCKS & CONVERTIBLE DEBENTURES                                            2.31%

                                                                       Percent
                                                                         of Net
Largest Corporate Holdings                                               Assets
MFS Communications                                                         3.17%
Bell Cablemedia                                                            2.39
Videotron Holdings                                                         2.18
Integrated Health Services                                                 2.10
California Energy                                                          2.08
Container Corp. of America                                                 2.06
Coltec Industries                                                          1.82
USAir                                                                      1.81
International CableTel                                                     1.62
CellNet Data Systems                                                       1.57

                                                                     Principal       Market  Percent
                                                                         Amount       Value    Of Net
Bonds & Notes                                                             (000)       (000)    Assets
Cellular, Paging & Wireless Communications - 12.55%
Centennial Cellular Corp. 8.875% 2001                                   $10,000      $9,600      1.45%
PriCellular Wireless Corp.:
 0%/12.25% 2003/1/                                                        6,000       5,055
 10.75% 2004/2/                                                           2,250       2,340       1.44
 0%/14.00% 2001/1/                                                        2,185       2,152
CellNet Data Systems, Inc. 0%/13.00% 2005/1/ /2/ /3/                     14,000       9,170       1.38
PanAmSat, LP:
 9.75% 2000                                                               6,000       6,345       1.24
 0%/11.375% 2003/1/                                                       2,000       1,840
Paging Network, Inc. 11.75% 2002                                          7,300       7,884       1.19
NEXTEL Communications, Inc.:
 0%/10.125% 2004 (formerly CenCall Communications)/1/                     4,750       3,159
 0%/11.50% 2003/1/                                                        3,000       2,257       1.07
 0%/9.75% 2004/1/                                                         2,500       1,653
Cellular Communications International, Inc. Units, 0% 2000                6,500       4,420        .67
Cellular, Inc. 0%/11.75% 2003/1/                                          4,500       4,050        .61
Rogers Cantel Mobile Communications Inc.:
 11.125% 2002                                                             2,500       2,637        .56
 9.375% 2008                                                              1,000       1,050
Comunicacion Celular SA 0%/13.125% 2003/1/                                5,000       3,263        .49
Omnipoint Corp. 11.625% 2006/2/                                           3,000       3,157        .48
Heartland Wireless Communications, Inc. 13.00% 2003                       3,000       3,090        .47
MobileMedia Communications, Inc. 0%/10.50% 2003/1/                        5,250       2,284        .35
Sprint Spectrum LP, Sprint Spectrum
 Finance Corp. 11.00% 2006                                                2,000       2,125        .32
Mobile Telecommunications Technology Corp. 13.50% 2002                    1,750       1,811        .27
Western Wireless Corp. 10.50% 2006/2/                                     1,500       1,545        .23
InterCel, Inc. 0%/12.00% 2006/1/                                          2,000       1,190        .18
Vanguard Cellular Systems, Inc. 9.375% 2006                               1,000       1,004        .15
Manufacturing & Materials - 8.52%
Coltec Industries Inc.:
 9.75% 2000                                                               9,450      10,230       1.82
 9.75% 1999                                                               1,750       1,881
Kaiser Aluminum & Chemical Corp.:
 12.75% 2003                                                              4,850       5,117
 10.875% 2006/2/                                                          2,500       2,581       1.52
 9.875% 2002                                                              2,350       2,374
Texas Petrochemicals Corp. 11.125% 2006/2/                                5,500       5,885        .89
Acme Metals Inc.:
 0%/13.50% 2004/1/                                                        3,000       3,030        .86
 12.50% 2002                                                              2,500       2,675
MagneTek, Inc. 10.75% 1998                                                3,500       3,605        .54
AGCO Corp. 8.50% 2006                                                     3,500       3,587        .54
UCAR Global Enterprises Inc. 12.00% 2005                                  2,865       3,305        .50
Westinghouse Air Brake Co. 9.375% 2005                                    3,000       3,090        .47
Owens-Illinois, Inc. 11.00% 2003                                          2,500       2,766        .42
Sterling Chemicals, Inc. 11.75% 2006                                      2,000       2,040        .31
U.S. Can Corp. 10.125% 2006/2/                                            1,750       1,829        .28
Knoll Group, Inc. 10.875% 2006                                            1,250       1,363        .21
AK Steel Corp. 10.75% 2004                                                1,000       1,072        .16
Cable & Telephone in the United Kingdom - 8.14%
Bell Cablemedia PLC 0%/11.95% 2004/1/                                    18,500      15,817       2.39
Videotron Holdings PLC:
 0%/11.125% 2004/1/                                                      14,500      12,470       2.18
 0%/11.00% 2005/1/                                                        2,500       1,969
International CableTel Inc. 0%/10.875% 2003/1/                           13,250      10,699       1.62
Comcast UK Cable Partners Ltd. 0%/11.20% 2007/1/                         11,500       7,849       1.18
TeleWest PLC:
 9.625% 2006                                                              2,500       2,556        .49
 0%/11.00% 2007/1/                                                        1,000         678
Ionica, PLC Units 13.50% 2006/2/                                          1,750       1,873        .28
Energy & Related Companies - 6.13%
Triton Energy Corp. 0%/9.75% 2000/1/                                      4,500       4,669        .70
Chesapeake Energy Corp.:
 9.125% 2006                                                              3,000       3,105        .63
 10.50% 2002                                                              1,000       1,095
Mariner Energy, Inc. 10.50% 2006/2/                                       4,000       4,150        .63
Abraxas Petroleum Corp. 11.50% 2004/2/                                    4,000       4,130        .62
Kelley Oil & Gas Corp. 10.375% 2006/2/                                    4,000       4,080        .62
Dual Drilling Co. 9.875% 2004                                             3,500       3,780        .57
Benton Oil and Gas Co. 11.625% 2003                                       3,000       3,300        .50
Falcon Drilling Co., Inc.:
 Series B, 8.875% 2003                                                    2,250       2,273        .50
 Series B, 9.75% 2001                                                     1,000       1,024
Global Marine, Inc. 12.75% 1999                                           2,700       2,903        .44
Tuboscope Vetco International Inc. 10.75% 2003                            2,000       2,195        .33
Flores & Rucks, Inc. 13.50% 2004                                          1,750       2,069        .31
J. Ray McDermott, SA 9.375% 2006                                          1,000       1,050        .16
Forcenergy Inc. 9.50% 2006                                                  750         780        .12
Diversified Media, Cable Television &
 Telecommunications - 6.04%
MFS Communications Co., Inc. 0%/9.375% 2004/1/                           24,250      20,976       3.17
Multicanal Participacoes SA 12.625% 2004/2/                               4,000       4,310        .65
Cablevision Systems Corp. 9.875% 2013                                     3,000       2,925        .44
Brooks Fiber Properties, Inc. 0%/10.875% 2006/1/                          3,250       2,129        .32
Jones Intercable, Inc. 9.625% 2002                                        1,500       1,545        .23
Viacom International Inc. 7.75% 2005                                      1,500       1,492        .22
Telecom Argentina STET-France Telecom SA 12.00% 2002                      1,000       1,102        .17
Summitt Communications Group, Inc. 10.50% 2005                            1,000       1,097        .17
Teleport Communications Group Inc. 9.875% 2006                            1,000       1,057        .16
Comtel Brasileira Ltda. 10.75% 2004/2/                                    1,000       1,038        .16
Comcast Corp. 10.25% 2001                                                   925         983        .15
IntelCom Group Inc. 0%/13.50% 2005/1/                                     1,000         688        .10
Storer Communications, Inc. 10.00% 2003                                     634         640        .10
Health & Personal Care - 5.76%
Integrated Health Services, Inc.:
 10.25% 2006/2/                                                           5,000       5,150
 9.625% 2002                                                              2,750       2,812       1.60
 10.75% 2004                                                              2,500       2,644
Regency Health Services, Inc.:
 9.875% 2002                                                              6,250       6,312       1.28
 12.25% 2003                                                              2,000       2,128
Paracelsus Healthcare Corp. 10.00% 2006                                   8,250       7,301       1.10
Universal Health Services, Inc. 8.75% 2005                                6,500       6,711       1.01
Merit Behavioral Care Corp. 11.50% 2005                                   2,500       2,650        .40
Mariner Health Group, Inc. 9.50% 2006                                     2,500       2,438        .37
Leisure, Tourism & Restaurants - 4.83%
Foodmaker, Inc.:
 9.75% 2002                                                               3,750       3,825        .96
 9.25% 1999                                                               2,500       2,538
AMF Group Inc.:
 0%/12.25% 2006/1/                                                        6,000       3,795        .85
 10.875% 2006                                                             1,750       1,838
Four Seasons Hotels Inc. 9.125% 2000/2/                                   3,500       3,579        .54
Trump Atlantic City Associates, Trump Atlantic
 City Funding, Inc. 11.25% 2006                                           3,750       3,544        .53
Station Casinos, Inc. 9.625% 2003                                         3,600       3,510        .53
California Hotel Finance Corp. 11.00% 2002                                3,250       3,372        .51
Wyndham Hotel Corp. 10.50% 2006                                           2,500       2,650        .40
Rio Hotel & Casino, Inc. 10.625% 2005                                     2,250       2,379        .36
Casino America, Inc. 12.50% 2003                                          1,000         970        .15
Broadcasting & Publishing - 4.38%
American Media Operations, Inc. 11.625% 2004                              7,000       7,473       1.13
American Radio Systems Corp. 9.00% 2006                                   4,750       4,631        .70
Chancellor Broadcasting Co.:
 12.50% 2004                                                              1,750       1,975        .53
 9.375% 2004                                                                1500        1496
Newsquest Capital PLC 11.00% 2006/2/                                      3,000       3,060        .46
Infinity Broadcasting Corp. 10.375% 2002                                  2,750       2,929        .44
Univision Television Group, Inc. 11.75% 2001                              2,500       2,608        .39
Young Broadcasting Inc. 10.125% 2005                                      2,000       2,010        .30
Tevecap SA 12.625% 2004/2/                                                1,500       1,543        .23
Gray Communications Systems, Inc. 10.625% 2006                            1,250       1,288        .20
Forest Products & Paper - 4.35%
Container Corp. of America:
 9.75% 2003                                                              10,000      10,425
 Series A, 11.25% 2004                                                    2,000       2,160       2.06
 Series B, 10.75% 2002                                                    1,000       1,070
Fort Howard Paper Corp.:
 9.25% 2001                                                               3,750       3,909
 8.25% 2002                                                               3,000       3,008       1.33
 11.00% 2002 /4/                                                          1,813       1,908
Pacific Lumber Co. 10.50% 2003                                            4,000       4,005        .61
MAXXAM Group Inc. 11.25% 2003                                             2,000       2,045        .31
Four M Corp., Series B, 12.00% 2006                                          250         256       .04
Food Retailing -  4.25%
Stater Brothers Holdings Inc. 11.00% 2001                                 6,750       7,222       1.09
Bruno's, Inc. 10.50% 2005                                                 6,250       6,469        .98
Star Markets Co., Inc. 13.00% 2004                                        5,000       5,525        .83
Carr-Gottstein Foods Co. 12.00% 2005                                      4,000       4,240        .64
Rykoff-Sexton, Inc. 8.875% 2003                                           4,400       4,147        .63
The Penn Traffic Co. 9.625% 2005                                          1,000         540        .08
Transportation -  3.64%
USAir, Inc.:
 10.00% 2003                                                              4,500       4,432
 Pass Through Trust, Series 1993-A3, 10.375% 2013 /4/                     3,500       3,570       1.81
 9.625% 2001                                                              3,000       2,955
 Series 1993-A2, 9.625% 2003                                              1,000       1,015
Airplanes Pass Through Trust, Class D, 10.875% 2019 /4/                   5,370       5,987        .90
Teekay Shipping Corp. 8.32% 2008                                          5,000       4,950        .75
Delta Air Lines, Inc. 10.00% 2014/2/                                      1,000       1,191        .18
Independent Power Producers - 2.08%
California Energy Co., Inc. 0%/10.25% 2004/1/                            13,300      13,766       2.08
Merchandising - 2.07%
Barnes & Noble, Inc., Series B, 11.875% 2003                              5,250       5,736        .87
Thrifty PayLess, Inc. 12.25% 2004                                         3,250       3,802        .57
Loehmann's, Inc. 11.875% 2003                                             2,500       2,700        .41
AnnTaylor, Inc. 8.75% 2000                                                1,500       1,455        .22
Beverages - 1.28%
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                               2,750       2,685        .73
 Series B, 8.75% 2003/2/                                                  2,250       2,171
Dr Pepper Bottling Co. of Texas 10.25% 2000                               3,500         3623       .55
Construction & Housing - 1.00%
M.D.C. Holdings, Inc. 11.125% 2003                                        3,850       3,889        .59
Toll Corp. 8.75% 2006                                                     1,500       1,500        .22
Del Webb Corp. 9.75% 2003                                                 1,250       1,238        .19
Banking & Financial Services - 0.67%
First Nationwide Holdings Inc., 10.625% 2003/2/                           1,500       1,605        .24
Chevy Chase Bank, FSB 9.25% 2008                                          1,500       1,515        .23
Ocwen Financial Corp. 11.875% 2003                                        1,250       1,328        .20
Protection Services - 0.59%
ADT Operations, Inc. 9.25% 2003                                           2,000       2,120        .32
Protection One Alarm Monitoring, Inc. 0%/13.625% 2005/1/                  2,000       1,820        .27
Real Estate - 0.33%
B.F. Saul Real Estate Investment Trust 11.625% 2002                       2,000       2,160        .33
Electric & Gas Utilities - 0.30%
Columbia Gas System, Inc., Series A, 6.39% 2000                           2,000       2,010        .30
Textiles & Apparel - 0.28%
WestPoint Stevens Inc. 8.75% 2001                                         1,000       1,027        .16
Tultex Corp. 10.625% 2005                                                   750         810        .12
Non-U.S. Governments & Governmental
 Authorities - 1.72%
Argentina (Republic of):
 Eurobond, Series L, 6.625% 2005 /5/                                        5880        5079
 Bocon 4.751% 2007 /5/ /6/                                             ARP2,500         1420      1.05
 8.375% 2003                                                            $   500          465
Panama (Republic of) Interest Reduction Bond 3.50% 2014/2/ /5/              3000        2055       .31
United Mexican States Government:
 11.375% 2016                                                               1250        1299       .28
 9.75% 2001                                                                 500         518
Ecuador (Republic of) Past Due Interest Bond 6.50% 2015 /5/ /6/              529         320       .05
Brazil (Federal Republic of) Eligible Interest Bond
 6.50% 2006 /5/                                                             250         217        .03
U.S. Treasury Obligations - 7.36%
11.625% 2004                                                              9,600      12,958
7.375% 1997                                                              10,000      10,173
7.75% 2001                                                                8,000       8,576
6.875% 1999                                                               7,000       7,203       7.36
8.50% 2000                                                                5,000       5,475
8.00% 2001                                                                4,000       4,341
                                                                                   --------  --------
TOTAL BONDS & NOTES (cost: $549,728,000)                                            571,254      86.27
                                                                                   --------   -------

                                                                        Number
                                                                             of
Stocks                                                                   Shares
Common & Preferred Stocks - 1.39%
EarthWatch Inc., 12.00% convertible preferred,
 Series C /2/ /3/ /6/ /7/                                               350,000       3,751        .56
Time Warner Inc., 10.25% cumulative exchangeable
 preferred, Series K/2/                                                   3,145       3,405        .51
CellNet Data Systems, Inc., warrants, expire 1997 /3/ /7/                56,000       1,232        .19
Marriott International, Inc.                                              4,512         251        .04
El Paso Electric Co., 11.40% preferred, Series A 2008 /6/                 2,168         239        .04
IntelCom Group Inc., warrants, expire 2005/2/ /7/                        13,200         165        .02
Protection One Alarm Monitoring, Inc., warrants,
 expire 2005/2/ /7/                                                       6,400          50        .01
Heartland Wireless Communications, Inc.,
 warrants, expire 2000/2/ /7/                                            18,000          36        .01
Sterling Chemicals Inc., warrants, expire 2008 /7/                        1,000          35        .01
Comunicacion Celular, SA, warrants, expire 2003/2/ /7/                    5,000          31        .00
NEXTEL Communications, Inc., warrants, expire 1999/3/ /7/                 9,500           0        .00
                                                                                   --------  --------
TOTAL STOCKS (cost: $8,375,000)                                                       9,195       1.39
                                                                                   --------  --------

                                                                     Principal
                                                                         Amount
Convertible Debentures -  0.92%                                           (000)
Integrated Health Services, Inc. 5.75% 2001                             $ 3,500       3,316        .50
Ashland Capital Group Inc. 9.50% 2006                                       1700      2,772        .42
                                                                                   --------  --------
TOTAL CONVERTIBLE DEBENTURES (cost: $6,191,000)                                       6,088        .92
                                                                                   --------  --------

Short-Term Securities
Corporate Short-Term Notes -  9.73%
Lucent Technologies Inc. 5.23%-5.29% due 12/10/96-2/5/97                 21,300      21,167       3.20
H.J. Heinz Co. 5.24% due 12/13/96                                        11,400      11,378       1.72
National Rural Utilities Cooperative Finance Corp.                          9400        9382      1.42
 5.30% due 12/13/96
J.C. Penney Funding Corp. 5.31% due 12/9/96-1/30/97                       7,000       6,951       1.05
IBM Credit Corp. 5.30% due 1/23/97                                        6,000       5,952        .90
Southwestern Bell Telephone Co. 5.27% due 12/3/96/2/                      5,000       4,998        .75
General Electric Capital Corp. 5.75% due 12/2/96                          4,600       4,599        .69
                                                                                   --------   -------
TOTAL SHORT-TERM SECURITIES (cost: $64,430,000)                                      64,427       9.73
                                                                                   --------   -------

TOTAL INVESTMENT SECURITIES (cost: $628,724,000)                                    650,964      98.31
Excess of cash and receivables over payables                                         11,221       1.69
                                                                                  ---------   -------
NET ASSETS                                                                         $662,185    100.00%
                                                                                  =========   =======

/1/ Represents a step bond; coupon rate will increase
 at a later date.
/2/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
/3/Valued under procedures established by the
 Board of Trustees.
/4/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
/5/ Coupon rate may change periodically.
/6/ Payment in kind. The issuer has the option of paying
 additional securities in lieu of cash.
/7/ Non-income-producing securities.

See Notes to Financial Statements

American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investments primarily in bonds
Investment Portfolio, November 30, 1996
------------------------------------------------                    --------   --------   --------
U.S. TREASURY BONDS                                                    47.61%
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                              18.16
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                              17.95
OTHER FEDERAL OBLIGATIONS                                                8.82
CASH & EQUIVALENTS                                                       5.21
CORPORATE BONDS                                                          1.40
DEVELOPMENTAL AGENCIES & NON-U.S.
 GOVERNMENT BONDS                                                         .85
------------------------------------------------                    --------   --------   --------
                                                                   Principal     Market    Percent
                                                                      Amount     Value      of Net
Bonds & Notes                                                         (000)      (000)      Assets
------------------------------------------------                    --------   --------   --------
U.S. Treasury Obligations - 47.61%
10.375% 2012                                                         $47,500    $62,737
8.875% 2017                                                           40,300     51,320
10.375% 2009                                                          33,500     42,341
12.00% 2013                                                           13,000     19,086
8.75% 2008                                                            10,000     11,477
7.25% 2004                                                            10,000     10,758
9.25% 1998                                                            10,000     10,591      47.61%
8.875% 1997                                                           10,000     10,312
11.75% 2010                                                            5,500      7,470
8.375% 2008                                                            5,000      5,620
12.50% 2014                                                            3,000      4,606
14.25% 2002                                                            2,000      2,746
13.125% 2001                                                           1,500      1,923
10.75% 2003                                                            1,250      1,567
9.00% 1998                                                             1,250      1,310

Federal Agency Obligations - Mortgage
  Pass-Throughs/1/ - 17.41%
Government National Mortgage Assn.:
 8.50% 2021-2026                                                      24,347     25,612
 9.50% 2019-2021                                                       7,437      8,094
 7.50% 2022-2023                                                       4,698      4,795
 7.00% 2024                                                            4,327      4,411
 6.50% 2024                                                            4,030      4,098
 10.00% 2019                                                           3,690      4,066       10.96
 8.00% 2022                                                            3,106      3,242
 9.00% 2009-2016                                                       1,495      1,608
 10.50% 2019                                                             151        169
 11.00% 2019                                                              69         79
 12.00% 2012-2014                                                          8          9
Federal National Mortgage Assn.:
 8.00% 2024                                                            8,504      8,827
 8.50% 2023                                                            6,328      6,658
 10.00% 2018                                                           4,521      5,005        6.04
 7.50% 2009                                                            3,854      3,947
 9.00% 2011-2025                                                       3,483      3,696
 7.00% 2010                                                            2,785      2,805
Federal Home Loan Mortgage Corp.:
 9.00% 2021-2022                                                       1,797      1,915
 9.50% 2016                                                              151        164         .41
 12.00% 2010                                                               2          2

Collateralized Mortgage Obligations
 (Privately Originated)/1/ - 12.73%
GE Capital Mortgage Services, Inc.:
 Series 1995-10, Class A-1, 7.00% 2010                                 9,934     10,008
 Series 1994-15, Class A-10, 6.00% 2009                                8,000      7,600        3.44
Prudential-Bache CMO Trust III, 9.44 2018                             14,000     15,133        2.95
Westam Mortgage, Class 4-H, 8.95% 2018                                11,000     11,894        2.32
Structured Asset Securities Corp., Series 1996-CFL,
 Class A1-C, 5.944% 2028                                               4,900      4,839         .94
CMC Securities Corp. I, Series 1993-E, Class S-9, 6.50% 2008           4,518      4,331         .85
Prudential Home Mortgage Securities Co., Inc., Series 1992-33,
 Class A-12, 7.50% 2022                                                4,029      4,035         .79
J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,
 Class A2,  7.399% 2010/2/                                             3,000      3,112         .61
CS First Boston Mortgage Securities Corp., Series 1995-AEW1,
 Class A-1, 6.665% 2027                                                2,725      2,740         .53
Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
 Class A-2, 6.848% 2025/2/                                             1,500      1,514         .30

Federal Agency Obligations - Other - 8.82%
FNSM Principal STRIPS:
 0%/7.56% 2001/3/                                                     15,000     14,976
 0%/8.62% 2022/3/                                                     10,000      9,164        5.05
 0%/8.25% 2022/3/                                                      2,000      1,736
Federal Home Loan Mortgage Corp.:
 6.555% 2006                                                           8,500      8,350
 6.945% 2005                                                           2,000      1,996        2.02
Federal National Mortgage Assn.:
 6.53% 2006                                                            7,000      6,820
 8.625% 2021                                                           2,000      2,112        1.75

Asset-Backed Obligations/1/ - 5.43%
ContiMortgage Home Equity Loan Trust 1996-4,
 Class A-4, 6.37% 2006                                                15,000     15,015        2.93
Standard Credit Card Master Trust 1991-3, Class A,
 8.875% 1999                                                           5,500      5,751        1.12
Green Tree Financial Corp., Series 1995-9, Class A-5,
 6.80% 2027                                                            5,000      5,004         .98
EQCC Home Equity Loan Asset Backed Certificates,
 Series 1996-A, Class A-2, 6.95% 2012                                  2,000      2,030         .40

Electric & Gas Utilities - 0.75%
Public Service Electric and Gas Co. First and Refunding Mortgage
 Bonds, Series SS, MBIA insured, 7.00% 2024                            4,000      3,860         .75

Non-U.S. Government Obligations - 0.61%
Ontario (Province of):
 15.75% 2012                                                           1,700      1,852
 15.25% 2012                                                           1,145      1,287         .61

Collateralized Mortgage Obligations
 (Federal Agencies)/1/ - 0.54%
Federal Home Loan Mortgage Corp.:
 Series 1716, Class A, 6.50% 2009                                      2,250      2,194
 Series 83-B, Class B-3, 12.50% 2013                                     523        587         .54

Financial - 0.44%
Signal Capital Corp. 9.95% 2006                                        2,157      2,217         .44

Developmental Authorities - 0.24%
International Bank for Reconstruction & Development 14.90%
 1997                                                                  1,200      1,251         .24

Telephone Utilities - 0.21%
BellSouth Savings and Security ESOP Trust 9.125% 2003                    999      1,086         .21
                                                                               --------   --------
TOTAL BONDS & NOTES (cost: $481,978,000)                                        485,560       94.79
                                                                               --------   --------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes - 7.22%
IBM Credit Corp. 5.30% due 1/23/97                                    14,600     14,483        2.83
National Rural Utilities Cooperative Finance Corp.
 5.30% due 12/13/96                                                    8,400      8,384        1.64
General Electric Capital Corp. 5.75% due 12/2/96                       7,700      7,698        1.50
Lucent Technologies Inc. 5.29% due 2/5/97                              6,500      6,435        1.25

                                                                               --------   --------
TOTAL SHORT-TERM SECURITIES (cost: $37,002,000)                                  37,000        7.22
                                                                               --------   --------
TOTAL INVESTMENT SECURITIES (cost: $518,980,000)                                522,560      102.01

Excess of payables over cash and receivables                                     10,309        2.01
                                                                               --------   --------
NET ASSETS                                                                     $512,251     100.00%
                                                                               ========   ========

/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

/2/ Coupon rates may change periodically.

/3/ Represents a step bond; coupon rate will increase at a later date.

 See Notes to Financial Statements

Cash Management Fund
Investments in short-term securities
Investment Portfolio November 30, 1996

                                                                   Principal       Market
                                                                      Amount        Value  Percent of
Short-Term Securities                                                  (000)        (000)  Net Assets

Corporate Short-Term Notes - 83.69%
Coca-Cola Co. 5.22%-5.23% due 12/3-12/20/96                         $  9,600     $  9,583        3.99%
General Electric Capital Corp. 5.24%-5.25% due 12/5-12/18/96           8,700        8,685        3.61
Harvard University 5.24% due 12/11/96                                  8,300        8,287        3.45
American Express Credit Corp. 5.23%-5.25% due 12/5-12/26/96            8,300        8,283        3.45
IBM Credit Corp. 5.25% due 12/10-12/19/96                              8,250        8,233        3.43
E.I. du Pont de Nemours and Co. 5.23% due 12/18/96                     8,100        8,079        3.36
Motorola Credit Corp. 5.24% due 12/10/96                               8,000        7,988        3.32
H.J. Heinz Co. 5.23%-5.25% due 12/9-12/12/96                           7,500        7,488        3.12
Beneficial Corp. 5.25% due 12/4/96                                     7,000        6,996        2.91
J.C. Penney Funding Corp. 5.24% due 12/17/96                           7,000        6,983        2.91
American General Finance Corp. 5.25% due 12/27/96                      7,000        6,972        2.90
Walt Disney Co. 5.25%-5.26%  due 12/10/96-1/9/97                       7,000        6,968        2.90
CIT Group Holdings, Inc. 5.31% due 1/13/97                             7,000        6,955        2.89
Warner-Lambert Co. 5.24% due 12/9/96                                   6,900        6,891        2.87
John Deere Capital Corp. 5.23% due 12/12/96                            6,500        6,489        2.70
Ford Motor Credit Co. 5.25% due 12/13/96                               6,500        6,488        2.70
Minnesota Mining and Manufacturing Co. 5.23% due 12/16/96              6,500        6,485        2.70
Campbell Soup Co. 5.25% due 12/6/96                                    6,000        5,995        2.49
Lucent Technologies Inc. 5.25% due 12/20/96                            5,800        5,783        2.41
International Lease Finance Corp. 5.29% due 1/27/97                    5,600        5,552        2.31
National Rural Utilities Cooperative Finance Corp.
 5.29% due 1/7/97                                                      5,400        5,370        2.23
Monsanto Co. 5.25% due 12/3/96                                         5,000        4,998        2.08
Weyerhaeuser Co. 5.24% due 12/19/96                                    5,000        4,986        2.08
Ameritech Corp. 5.24% due 12/23/96                                     5,000        4,984        2.07
U S WEST Communications, Inc. 5.26% due 12/24/96                       5,000        4,982        2.07
Albertson's Inc. 5.27% due 1/7/97                                      5,000        4,974        2.07
Atlantic Richfield Co. 5.28% due 1/15/97                               5,000        4,967        2.07
SAFECO Credit Co. Inc. 5.29% due 1/22/97                               5,000        4,961        2.06
American Brands, Inc. 5.30% due 1/8/97                                 4,000        3,977        1.65
Sara Lee Corp. 5.25% due 12/2/96                                       3,900        3,899        1.62
BellSouth Telecommunications, Inc. 5.25% due 12/23/96                  3,000        2,990        1.24
Southwestern Bell Telephone Co. 5.22% due 12/23/96                     2,600        2,591        1.08
Commercial Credit Co. 5.24% due 12/17/96                               2,300        2,294         .95

Federal Agency Discount Notes - 13.98%
Federal Farm Credit Bank 5.22%-5.23%  due 12/6-12/16/96               14,985       14,966        6.23
Federal Home Loan Mortgage Corp. 5.20%-5.22% due                      10,400       10,365        4.31
 12/20-12/27/96
International Bank for Reconstruction and Development
 5.22% due 12/30/96                                                    5,700        5,675        2.36
Federal National Mortgage Assn. 5.23% due 12/16/96                     2,600        2,594        1.08

Certificates of Deposit - 2.08%
Morgan Guaranty Trust Co. of New York 5.29% due 12/13/96               5,000        5,000        2.08
                                                                               ----------  ----------
TOTAL INVESTMENT SECURITIES (cost: $239,756,000)                                  239,756       99.75
Excess of cash and receivables over payables                                          592         .25
                                                                               ----------  ----------
NET ASSETS                                                                       $240,348      100.00%
                                                                               ==========  ==========

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
                                                                     (dollars
Statement of Assets and Liabilities                                        in
at November 30, 1996                                               thousands)


                                                         Inter-       Growth-
                                            Growth     national        Income
                                              Fund         Fund          Fund
---------------------------------       ----------   ----------    ----------
ASSETS:
Investment securities at market
 (cost: $2,858,962; $1,965,760;
 $3,983,425; $950,616; $75,252;
 $628,724; $518,980; $239,756
 and $11,221,475, respectively)         $3,844,447   $2,337,119    $5,221,287
Cash                                            81        1,857           316
Receivables for-
 Sales of investments                       19,989       32,469        21,750
 Sales of fund's shares                        797        1,047         1,081
 Open forward currency
  contracts
 Dividends and accrued
  interest                                   1,245        7,973        10,257
                                        ----------   ----------    ----------
                                         3,866,559    2,380,465     5,254,691
LIABILITIES:                            ----------   ----------    ----------
Payables for-
 Purchases of investments                    4,596        9,338         4,301
 Repurchases of fund's shares                  312           95           135
 Management services                         1,254        1,126         1,555
 Accrued expenses                               48          278            60
                                        ----------   ----------    ----------
                                             6,210       10,837         6,051
NET ASSETS AT                           ----------   ----------    ----------
 November 30, 1996                    $     3,860,3  $2,369,628    $5,248,640
                                       ===========  ===========   ===========
Shares of beneficial interest
 outstanding (unlimited
 shares authorized)                     88,690,116  152,588,793   146,906,619
Net asset value per share                   $43.53       $15.53        $35.73


                                             Asset                 High-Yield
                                        Allocation         Bond          Bond
                                              Fund         Fund          Fund
---------------------------------       ----------   ----------    ----------
ASSETS:
Investment securities at market
 (cost: $2,858,962; $1,965,760;
 $3,983,425; $950,616; $75,252;
 $628,724; $518,980; $239,756
 and $11,221,475, respectively)         $1,135,414      $77,329      $650,964
Cash                                           156            1            11
Receivables for-
 Sales of investments                        2,373           -          2,265
 Sales of fund's shares                        620          251           142
 Open forward currency
  contracts                                                   6
 Dividends and accrued
  interest                                   6,188          871        10,628
                                        ----------   ----------    ----------
                                         1,144,751       78,458       664,010
LIABILITIES:                            ----------   ----------    ----------
Payables for-
 Purchases of investments                    3,206        1,000         1,500
 Repurchases of fund's shares                   14           -             44
 Management services                           423           32           269
 Accrued expenses                               17            1            12
                                        ----------   ----------    ----------
                                             3,660        1,033         1,825
NET ASSETS AT                           ----------   ----------    ----------
 November 30, 1996                      $1,141,091      $77,425      $662,185
                                       ===========  ===========   ===========
Shares of beneficial interest
 outstanding (unlimited
 shares authorized)                     75,174,289    7,511,221    45,638,580
Net asset value per share                   $15.18       $10.31        $14.51


                                              U.S.
                                       Government/
                                         AAA-Rated         Cash
                                        Securities   Management
                                              Fund         Fund         Total
---------------------------------       ----------   ----------    ----------
ASSETS:
Investment securities at market
 (cost: $2,858,962; $1,965,760;
 $3,983,425; $950,616; $75,252;
 $628,724; $518,980; $239,756
 and $11,221,475, respectively)           $522,560     $239,756   $14,028,876
Cash                                            27           81         2,530
Receivables for-
 Sales of investments                           -                      78,846
 Sales of fund's shares                        117          732         4,787
 Open forward currency
  contracts                                     -                           6
 Dividends and accrued
  interest                                   4,914           16        42,092
                                        ----------   ----------    ----------
                                           527,618      240,585    14,157,137
LIABILITIES:                           ----------   ----------    ----------
Payables for-
 Purchases of investments                   15,047                     38,988
 Repurchases of fund's shares                   97          141           838
 Management services                           213           91         4,963
 Accrued expenses                               10            5           431
                                        ----------   ----------    ----------
                                            15,367          237        45,220
NET ASSETS AT                           ----------   ----------    ----------
 November 30, 1996                        $512,251     $240,348   $14,111,917
                                       ===========  ===========   ===========
Shares of beneficial interest
 outstanding (unlimited
 shares authorized)                     45,370,093   21,610,763
Net asset value per share                   $11.29       $11.12


See Notes to Financial Statements

Statement of Operations                                                      (dollars
for the year ended November 30, 1996                                               in
                                                                           thousands)


                                                                  Inter-      Growth-
                                                   Growth       national       Income
                                                     Fund           Fund         Fund
                                               ----------     ----------    ---------
INVESTMENT INCOME:
Income:
 Dividends                                        $16,764        $41,019      $88,452
 Interest                                          19,020         13,569       31,672
                                               ----------     ----------   ----------
                                                   35,784         54,588      120,124
                                               ----------     ----------   ----------
Expenses:
 Management services fee                           14,284         12,370       17,451
 Reports to shareholders                              113             72          157
 Registration statement and
  prospectus                                          197            104          223
 Postage, stationery and
  supplies                                             70             36           81
 Trustees' fees                                        45             26           57
 Auditing and legal fees                               40             22           50
 Custodian fee                                        136          1,428          158
 Taxes other than federal
  income tax                                           46             27           60
 Other expenses                                        26             54           33
                                               ----------     ----------   ----------
                                                   14,957         14,139       18,270
                                               ----------     ----------   ----------
 Net investment income                             20,827         40,449      101,854
                                              ----------     ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                              269,265         96,629      373,978
                                               ----------     ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                    183,049        177,135      407,012
Net increase in unrealized appreciation
 on open forward currency contracts                     -              -            -
                                               ----------     ----------   ----------
Net unrealized appreciation
 (depreciation)                                   183,049        177,135      407,012
                                               ----------     ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                   452,314        273,764      780,990
                                               ----------     ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                       $473,141       $314,213     $882,844
                                                =========    ===========    =========

                                                                                High-
                                                    Asset                       Yield
                                               Allocation           Bond         Bond
                                                     Fund       Fund /1/         Fund
                                               ----------     ----------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                        $16,529            $51         $163
 Interest                                          26,719          2,629       58,061
                                               ----------     ----------   ----------
                                                   43,248          2,680       58,224
                                               ----------     ----------   ----------
Expenses:
 Management services fee                            4,663            204        2,996
 Reports to shareholders                               34              1           20
 Registration statement and
  prospectus                                           41              1           44
 Postage, stationery and
  supplies                                             18              1           11
 Trustees' fees                                        13              -            7
 Auditing and legal fees                               11              -            7
 Custodian fee                                         54              2           37
 Taxes other than federal
  income tax                                           14              -            9
 Other expenses                                         9              1            7
                                               ----------     ----------   ----------
                                                    4,857            210        3,138
                                               ----------     ----------   ----------
 Net investment income                             38,391          2,470       55,086
                                              ----------     ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                               72,509             38        4,194
                                               ----------     ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                     62,633          2,077       17,642
Net increase in unrealized appreciation
 on open forward currency contracts                     -              6            -
                                             -----------    -----------   ----------
Net unrealized appreciation
 (depreciation)                                    62,633          2,083       17,642
                                              -----------    -----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                   135,142          2,121       21,836
                                              -----------    -----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                       $173,533         $4,591      $76,922
                                                =========      =========    =========

                                                     U.S.
                                              Government/           Cash
                                                AAA-Rated        Manage-
                                               Securities           ment
                                                     Fund           Fund        Total
                                          ---------------     ----------    ---------
INVESTMENT INCOME:
Income:
 Dividends                                              -              -     $162,978
 Interest                                        $ 41,273       $ 11,985          204,
                                               ----------     ----------  ----------
                                                   41,273         11,985      367,906
                                               ----------     ----------   ----------
Expenses:
 Management services fee                            2,661          1,007       55,636
 Reports to shareholders                               18              8          423
 Registration statement and
  prospectus                                           23              3          636
 Postage, stationery and
  supplies                                             10              4          231
 Trustees' fees                                         7              3          158
 Auditing and legal fees                                7              2          139
 Custodian fee                                         29             12        1,856
 Taxes other than federal
  income tax                                            9              3          168
 Other expenses                                         7              4          141
                                               ----------     ----------   ----------
                                                    2,771          1,046       59,388
                                               ----------     ----------   ----------
 Net investment income                             38,502         10,939      308,518
                                               ----------     ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                               (2,883)             -      813,730
                                              ----------     ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                     (8,951)             -      840,597
Net increase in unrealized appreciation
 on open forward currency contracts                     -              -            6
                                         ---------------     ----------   ----------
Net unrealized appreciation
 (depreciation)                                    (8,951)             -      840,603
                                          ---------------    ----------    ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                   (11,834)             -    1,654,333
                                          ---------------     ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $26,668        $10,939   $1,962,851
                                          ===============      =========    =========

/1/ For the period January 2, 1996,
commencement of operations, through
November 30, 1996.

See Notes to Financial Statements

Statement of Changes in Net Assets                                                    (dollars
for the year ended November 30, 1996                                                        in
                                                                                    thousands)


                                                                           Inter-      Growth-
                                                             Growth      national       Income
                                                               Fund          Fund         Fund
----------------------------------                      -----------   -----------  -----------
OPERATIONS:
Net investment income                                    $   20,827    $   40,449   $  101,854
Net realized gain (loss) on investments                     269,265        96,629      373,978
Net unrealized appreciation (depreciation)
 on investments                                             183,049       177,135      407,012
                                                        -----------   -----------  -----------
 Net increase in net assets
  resulting from operations                                 473,141       314,213      882,844
                                                        -----------   -----------  -----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                        (24,246)      (42,718)    (101,529)
Distributions from net realized
 gain on investments                                       (259,930)      (35,844)    (159,645)
                                                        -----------   -----------  -----------
Total dividends and distributions                          (284,176)      (78,562)    (261,174)
                                                        -----------   -----------  -----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 12,825,093; 28,612,329; 16,813,646;
 9,441,738; 7,434,995; 6,502,188;
 3,523,988; 24,337,746 and 109,491,723
  shares, respectively                                      506,249       412,624      540,891
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 7,512,662; 5,605,115; 8,475,637;
 4,980,163; 137,024; 3,834,396;
 3,478,224; 937,903 and 34,961,124 shares,
  respectively                                              284,176        78,562      261,174
Cost of shares repurchased:
 7,086,581; 4,238,963; 4,001,696;
 2,391,438; 160,798; 2,875,119;
 8,689,601; 21,049,530 and 50,493,726
  shares, respectively                                     (273,482)      (60,680)    (128,364)
 Net increase (decrease) in net                         -----------   -----------  -----------
  assets resulting from capital share
  transactions                                              516,943       430,506      673,701
                                                        -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     705,908       666,157    1,295,371

NET ASSETS:
Beginning of year                                         3,154,441     1,703,471    3,953,269
                                                        -----------   -----------  -----------
End of year (including
 undistributed net investment
 income: $4,638; $7,669; $25,264;
 $9,974; $1,121; $14,357; $9,778;
 $3,089 and $75,890, respectively)                       $3,860,349    $2,369,628   $5,248,640
                                                       ============  ============ ============


                                                              Asset                 High-Yield
                                                         Allocation          Bond         Bond
                                                               Fund      Fund/1/          Fund
----------------------------------                      -----------   -----------  -----------
OPERATIONS:
Net investment income                                    $   38,391       $ 2,470     $ 55,086
Net realized gain (loss) on investments                      72,509            38        4,194
Net unrealized appreciation (depreciation)
 on investments                                              62,633         2,083       17,642
                                                        -----------   -----------  -----------
 Net increase in net assets
  resulting from operations                                 173,533         4,591       76,922
                                                        -----------   -----------  -----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                        (36,923)       (1,349)     (53,386)
Distributions from net realized
 gain on investments                                        (30,506)            -            -
                                                        -----------   -----------  -----------
Total dividends and distributions                           (67,429)       (1,349)     (53,386)
                                                        -----------   -----------  -----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 12,825,093; 28,612,329; 16,813,646;
 9,441,738; 7,434,995; 6,502,188;
 3,523,988; 24,337,746 and 109,491,723
  shares, respectively                                      131,175        73,438       91,739
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 7,512,662; 5,605,115; 8,475,637;
 4,980,163; 137,024; 3,834,396;
 3,478,224; 937,903 and 34,961,124 shares,
  respectively                                               67,429         1,349       53,386
Cost of shares repurchased:
 7,086,581; 4,238,963; 4,001,696;
 2,391,438; 160,798; 2,875,119;
 8,689,601; 21,049,530 and 50,493,726
  shares, respectively                                      (33,309)       (1,604)     (40,681)
 Net increase (decrease) in net                         -----------   -----------  -----------
  assets resulting from capital share
  transactions                                              165,295        73,183      104,444
                                                        -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     271,399        76,425      127,980

NET ASSETS:
Beginning of year                                           869,692      1,000/2/      534,205
                                                        -----------   -----------  -----------
End of year (including
 undistributed net investment
 income: $4,638; $7,669; $25,264;
 $9,974; $1,121; $14,357; $9,778;
 $3,089 and $75,890, respectively)                       $1,141,091       $77,425     $662,185
                                                       ============  ============ ============


                                                               U.S.
                                                        Government/
                                                          AAA-Rated          Cash
                                                         Securities    Management
                                                               Fund          Fund        Total
----------------------------------                      -----------   -----------  -----------
OPERATIONS:
Net investment income                                      $ 38,502      $ 10,939  $   308,518
Net realized gain (loss) on investments                      (2,883)            -      813,730
Net unrealized appreciation (depreciation)
 on investments                                              (8,951)            -      840,603
                                                        -----------   -----------  -----------
 Net increase in net assets
  resulting from operations                                  26,668        10,939    1,962,851
                                                        -----------   -----------  -----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                        (38,383)      (10,336)    (308,870)
Distributions from net realized
 gain on investments                                              -             -     (485,925)
                                                        -----------   -----------  -----------
Total dividends and distributions                           (38,383)      (10,336)    (794,795)
                                                        -----------   -----------  -----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 12,825,093; 28,612,329; 16,813,646;
 9,441,738; 7,434,995; 6,502,188;
 3,523,988; 24,337,746 and 109,491,723
  shares, respectively                                       39,469       269,588    2,065,173
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 7,512,662; 5,605,115; 8,475,637;
 4,980,163; 137,024; 3,834,396;
 3,478,224; 937,903 and 34,961,124 shares,
  respectively                                               38,383        10,336      794,795
Cost of shares repurchased:
 7,086,581; 4,238,963; 4,001,696;
 2,391,438; 160,798; 2,875,119;
 8,689,601; 21,049,530 and 50,493,726
  shares, respectively                                      (96,167)     (233,296)    (867,583)
 Net increase (decrease) in net                         -----------   -----------  -----------
  assets resulting from capital share
  transactions                                              (18,315)       46,628    1,992,385
                                                        -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (30,030)       47,231    3,160,441

NET ASSETS:
Beginning of year                                           542,281       193,117   10,951,476
                                                        -----------   -----------  -----------
End of year (including
 undistributed net investment
 income: $4,638; $7,669; $25,264;
 $9,974; $1,121; $14,357; $9,778;
 $3,089 and $75,890, respectively)                         $512,251      $240,348  $14,111,917
                                                       ============  ============ ============

/1/  For the period January 2, 1996, commencement of
 operations, through November 30, 1996.
/2/ Represents initial capitalization from sale of 100,000 shares of beneficial interest.

See Notes to Financial Statements

Statement of Changes in Net Assets                                                   (dollars
for the year ended November 30, 1995                                                       in
                                                                                   thousands)


                                                               Inter-      Growth-       Asset
                                                 Growth      national       Income  Allocation
                                                   Fund          Fund         Fund        Fund
----------------------------------          -----------   -----------  ----------- -----------
OPERATIONS:
Net investment income                        $   23,635    $   40,140   $   88,796    $ 30,480
Net realized gain (loss) on investments         259,039        34,945      160,279      30,610
Net unrealized appreciation
 on investments                                 480,224        83,096      691,459     129,814
                                            -----------   -----------  ----------- -----------
 Net increase in net assets
  resulting from operations                     762,898       158,181      940,534     190,904
                                            -----------   -----------  ----------- -----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income            (20,133)      (37,537)     (85,055)    (29,507)
Distributions from net realized
 gain on investments                            (51,801)      (44,136)    (112,521)     (9,640)
                                            -----------   -----------  ----------- -----------
Total dividends and distributions               (71,934)      (81,673)    (197,576)    (39,147)
                                            -----------   -----------  ----------- -----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 14,348,086; 19,173,422; 13,715,393;
 6,084,975; 7,379,725; 6,989,389;
 20,995,679 and 88,686,669 shares,
 respectively                                   528,750       254,241      387,075      76,296
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 2,225,519; 6,335,172; 7,750,200;
 3,296,555; 3,356,613; 3,279,414;
 937,931 and 27,181,404 shares,
 respectively                                    71,934        81,673      197,576      39,147
Cost of shares repurchased:
 4,610,567; 8,773,846; 4,174,136;
 2,877,501; 2,819,500; 6,063,251;
 24,444,114 and 53,762,915 shares,
 respectively                                  (164,548)     (113,837)    (114,706)    (34,878)
 Net increase (decrease) in net             -----------   -----------  ----------- -----------
  assets resulting from capital share
  transactions                                  436,136       222,077      469,945      80,565
                                            -----------   -----------  ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       1,127,100       298,585    1,212,903     232,322

NET ASSETS:
Beginning of year                              2,027,341     1,404,886    2,740,366     637,370
                                            -----------   -----------  ----------- -----------
End of year (including
 undistributed net investment
 income: $8,057; $9,938; $24,939;
 $8,506; $12,657; $9,659; $2,486
 and $76,242, respectively)                  $3,154,441    $1,703,471   $3,953,269    $869,692
                                           ============  ============ ============ ============

                                                                 U.S.
                                                          Government/
                                             High-Yield     AAA-Rated         Cash
                                                   Bond    Securities   Management
                                                   Fund          Fund         Fund       Total
----------------------------------          -----------   -----------  ----------- -----------
OPERATIONS:
Net investment income                          $ 46,966      $ 37,218     $ 10,687  $  277,922
Net realized gain (loss) on investments         (11,260)       (5,497)           -     468,116
Net unrealized appreciation
 on investments                                  47,164        37,855            -   1,469,612
                                            -----------   -----------  ----------- -----------
 Net increase in net assets
  resulting from operations                      82,870        69,576       10,687   2,215,650
                                            -----------   -----------  ----------- -----------
DIVIDENDS AND
 DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income            (44,378)      (36,115)     (10,344)   (263,069)
Distributions from net realized
 gain on investments                                  -             -            -    (218,098)
                                            -----------   -----------  ----------- -----------
Total dividends and distributions               (44,378)      (36,115)     (10,344)   (481,167)
                                            -----------   -----------  ----------- -----------
CAPITAL SHARE
 TRANSACTIONS:
Proceeds from shares sold:
 14,348,086; 19,173,422; 13,715,393;
 6,084,975; 7,379,725; 6,989,389;
 20,995,679 and 88,686,669 shares,
 respectively                                    99,350        77,672      233,089   1,656,473
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 2,225,519; 6,335,172; 7,750,200;
 3,296,555; 3,356,613; 3,279,414;
 937,931 and 27,181,404 shares,
 respectively                                    44,378        36,115       10,344     481,167
Cost of shares repurchased:
 4,610,567; 8,773,846; 4,174,136;
 2,877,501; 2,819,500; 6,063,251;
 24,444,114 and 53,762,915 shares,
 respectively                                   (37,940)      (67,704)    (271,390)   (805,003)
 Net increase (decrease) in net             -----------   -----------  ----------- -----------
  assets resulting from capital share
  transactions                                  105,788        46,083      (27,957)  1,332,637
                                            -----------   -----------  ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS         144,280        79,544      (27,614)  3,067,120

NET ASSETS:
Beginning of year                                389,925       462,737      220,731   7,883,356
                                            -----------   -----------  ----------- -----------
End of year (including
 undistributed net investment
 income: $8,057; $9,938; $24,939;
 $8,506; $12,657; $9,659; $2,486
 and $76,242, respectively)                    $534,205      $542,281     $193,117 $10,950,476
                                           ============  ============ ============ ============
See Notes to Financial Statements

Notes to Financial Statements

1. American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with eight different funds. The eighth fund, the Bond Fund, commenced operations on January 2, 1996. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and secondarily capital appreciation by investing primarily in intermediate and long-term corporate obligations; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments. The following paragraphs summarize the significant accounting policies consistently followed by the series in the preparation of its financial statements:

 Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Securities denominated in non-U.S. currencies are generally valued on the basis of bid quotations. Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees or a committee thereof.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The series does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 Common expenses incurred by the series are allocated among the funds based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $1,856,000, of which $60,000 was paid by these credits rather than in cash.

2. It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. During the year ended November 30, 1996, the International Fund realized, on a tax basis, a net capital gain of $96,027,000 on securities transactions. During the year ended November 30, 1996, the High-Yield Bond Fund utilized a capital loss carryforward of $2,806,000 to offset, for tax purposes, capital gains realized during the year up to such amount. The High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund had available at November 30, 1996 capital loss carryforwards totaling $6,501,000 and $9,822,000 respectively, which may be used to offset capital gains realized during subsequent years through November 30, 2003 and 2004, respectively. It is the intention of these funds not to make distributions from capital gains while there are capital loss carryforwards. For book and federal income tax purposes, the amounts of unrealized appreciation and depreciation and the cost of portfolio securities, excluding forward currency contracts, at November 30, 1996 were as follows:

                                                                          (dollars
                                                                                in
                                                                         thousands)
                                                    Growth-        Asset
                          Growth        Interna-     Income   Allocation      Bond
                            Fund     tional Fund       Fund         Fund      Fund


Unrealized
 appreciation         $1,099,498     $   461,949 $1,280,331     $190,020   $ 2,234
Unrealized
 depreciation            114,013          90,590     42,469        5,222       157
Net unrealized
 appreciation            985,485         371,359  1,237,862      184,798     2,077
Cost of portfolio
 securities            2,858,962       1,965,760  3,983,425      950,616    75,252

                      High-Yield U.S. Government/      Cash
                            Bond       AAA-Rated Management
                            Fund Securities Fund       Fund        Total


Unrealized
 appreciation           $ 28,039        $  9,479         -  $  3,071,550
Unrealized
 depreciation              5,799           5,899         -       264,149
Net unrealized
 appreciation             22,240           3,580         -     2,807,401
Cost of portfolio
 securities              628,724         518,980   $239,756   11,221,475

3. The fees for management services were paid pursuant to an Investment Advisory and Service Agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the series are affiliated. The agreement provides for monthly fees, accrued daily, based on the following annual rates: Growth Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.37% of such assets in excess of $2.0 billion; International Fund
- 0.90% of the first $60 million of average net assets; 0.78% of such assets in excess of $60 million but not exceeding $600 million; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; Growth-Income Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; and 0.32% of such assets in excess of $2.5 billion; Asset Allocation Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.42% of such assets in excess of $600 million; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

 The Board of Trustees has approved an amended Investment Advisory and Service agreement, which provides for reduced fees for the Growth Fund, Growth-Income Fund, and the Asset Allocation Fund effective December 1, 1996, at the following annual rates: Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; and 0.35% of such assets in excess of $3.2 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; and 0.285% of such assets in excess of $4.0 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.36% of such assets in excess of $1.2 billion. Beginning October 1, 1996, CRMC has voluntarily agreed to waive its management fees in excess of those provided by the amended agreement.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of November 30, 1996, aggregate amounts deferred and earnings thereon were $110,000.

4.

                                                      (dollars
                                                            in
                                                    thousands)

                                                       Growth-
                               Growth    Interna-       Income
                                 Fund tional Fund         Fund
As of November 30,
 1996:
Accumulated
 undistributed
 net realized
 gain (loss) on
 investments               $  267,737  $   95,444   $  373,216
Paid-in capital             2,602,489   1,895,065    3,612,298
For the year
 ended November 30,
 1996:
Purchases of
 investment
 securities /1/             1,304,842   1,121,564    1,584,674
Sales of invest-
 ment securities /1/          946,236     576,765    1,223,882

                                Asset               High-Yield
                           Allocation        Bond         Bond
                                 Fund        Fund         Fund
As of November 30,
 1996:
Accumulated
 undistributed
 net realized
 gain (loss) on
 investments                 $ 72,422     $    38     $ (7,163)
Paid-in capital               873,897      74,183      632,750
For the year
 ended November 30,
 1996:
Purchases of
 investment
 securities /1/               458,007   66,769/2/      295,440
Sales of invest-
 ment securities /1/          436,285   10,095/2/      245,208

                      U.S. Government/       Cash
                            AAA-Rated  Management
                      Securities Fund        Fund        Total
As of November 30,
 1996:
Accumulated
 undistributed
 net realized
 gain (loss) on
 investments                $ (11,022)         -   $   790,672
Paid-in capital               509,915    $237,259   10,437,856
For the year
 ended November 30,
 1996:
Purchases of
 investment
 securities /1/               167,672          -     4,998,968
Sales of invest-
 ment securities /1/          149,264          -     3,587,735

/1/  Excludes short-
term securities
/2/  For the period
January 2, 1996,
commencement of
operations, through
November 30, 1996.

5. Dividend and interest income for the International Fund is recorded net of non-U.S. taxes paid. For the year ended November 30, 1996, such non-U.S. taxes were $5,796,000. Net realized currency gains on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $877,000 for the year ended November 30, 1996.

  The funds may enter into forward currency contracts, which represent an agreement to exchange currencies of different countries at a specified future date at a specified rate. The funds enter into these contracts to reduce their exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The funds' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The face or contract amount in U.S. dollars reflects the total exposure the funds have in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. At November 30, 1996, the Bond Fund had an outstanding forward currency contract to sell non-U.S. currencies as follows:

                                      Contract Amount               U.S. Valuation at 11/30/96
                                                                                     Unrealized
Non-U.S. Currency Sale Contract     Non-U.S.           U.S.               Amount   Appreciation
                               ------------------------------     --------------- ---------------
Deutsche Markes
 expiring 1/8/97                    DM275,000       $185,000           $179,000         $6,000

PER-SHARE DATA AND RATIOS

                                                         Net       Total
                                                  realized &      income   Dividends
                          Net asset        Net    unrealized        from    from net
Year                         value,    invest-   gain (loss)     invest-     invest-
Ended                     beginning       ment    on invest-        ment        ment
11/30                       of year     income         ments  operations      income
---------                 ---------  ---------     ---------   ---------   ---------
Growth Fund
                     1992    $24.18       $ .29       $ 4.25      $ 4.54  $(.31) /2/
                     1993     28.41         .25         4.13        4.38        (.24)
                     1994     32.34         .24          .69         .93        (.24)
                     1995     31.94         .33        10.63       10.96        (.29)
                     1996     41.81         .24         5.17        5.41        (.29)
International Fund
                     1992    $10.02       $ .19       $ (.09)     $  .10      $ (.21)
                     1993      9.89         .17         2.50        2.67        (.16)
                     1994     12.40         .25         1.04        1.29        (.20)
                     1995     13.27         .34         1.02        1.36        (.33)
                     1996     13.89         .28         1.96        2.24        (.31)
Growth-Income Fund
                     1992    $21.72       $ .65       $ 2.74      $ 3.39      $ (.67)
                     1993     24.17         .63         2.12        2.75        (.63)
                     1994     26.01         .68          .14         .82        (.65)
                     1995     25.30         .73         7.20        7.93        (.73)
                     1996     31.47         .71         5.55        6.26        (.74)
Asset Allocation Fund
                     1992    $10.59       $ .48       $  .94      $ 1.42      $ (.49)
                     1993     11.47         .51          .67        1.18        (.49)
                     1994     12.01         .51         (.57)       (.06)       (.52)
                     1995     11.25         .50         2.69        3.19        (.50)
                     1996     13.77         .53         1.89        2.42        (.53)
Bond Fund /3/
                     1996    $10.00       $ .40       $  .16      $  .56      $ (.25)
High-Yield Bond Fund
                     1992    $13.53       $1.10       $  .62      $ 1.72      $(1.08)
                     1993     14.17        1.09         1.20        2.29       (1.10)
                     1994     15.17        1.27        (2.07)       (.80)      (1.23)
                     1995     12.89        1.32         1.10        2.42       (1.32)
                     1996     13.99        1.28          .54        1.82       (1.30)
U.S. Government/AAA-
Rated Securities Fund
                     1992    $11.22       $ .75       $  .32      $ 1.07      $ (.76)
                     1993     11.53         .74          .68        1.42        (.75)
                     1994     12.15         .76        (1.30)       (.54)       (.74)
                     1995     10.80         .82          .71        1.53        (.81)
                     1996     11.52         .83         (.24)        .59        (.82)
Cash Management Fund
                     1992    $11.11       $ .35       $  .01      $  .36      $ (.43)
                     1993     11.04         .29            -         .29        (.31)
                     1994     11.02         .37          .02         .39        (.32)
                     1995     11.09         .63         (.02)        .61        (.59)
                     1996     11.11         .54          .01         .55        (.54)

                            Distri-
                            butions
                               from                Net asset             Net assets,
Year                            net      Total       value,                   end of
Ended                      realized    distri-        end of       Total    year (in
11/30                         gains    butions          year      return   millions)
---------                 ---------  ---------     ---------   ---------   ---------
Growth Fund
                     1992         -     $ (.31)       $28.41       18.90%     $1,212
                     1993   $ (.21)       (.45)        32.34      15.59        1,737
                     1994    (1.09)      (1.33)        31.94       2.92        2,027
                     1995     (.80)      (1.09)        41.81      35.35        3,154
                     1996    (3.40)      (3.69)        43.53      14.32        3,860
International Fund
                     1992   $ (.02)     $ (.23)       $ 9.89        0.90%     $  360
                     1993         -       (.16)        12.40      27.20          840
                     1994     (.22)       (.42)        13.27      10.48        1,405
                     1995     (.41)       (.74)        13.89      10.78        1,703
                     1996     (.29)       (.60)        15.53      16.66        2,370
Growth-Income Fund
                     1992   $ (.27)     $ (.94)       $24.17       15.90%     $1,704
                     1993     (.28)       (.91)        26.01      11.63        2,436
                     1994     (.88)      (1.53)        25.30       3.21        2,740
                     1995    (1.03)      (1.76)        31.47      33.14        3,953
                     1996    (1.26)      (2.00)        35.73      21.02        5,249
Asset Allocation Fund
                     1992   $ (.05)     $ (.54)       $11.47       13.69%     $  359
                     1993     (.15)       (.64)        12.01      10.59          578
                     1994     (.18)       (.70)        11.25       (.54)         637
                     1995     (.17)       (.67)        13.77      29.45          870
                     1996     (.48)      (1.01)        15.18      18.65        1,141
Bond Fund /3/
                     1996         -     $ (.25)       $10.31   5.74% /4/      $   77
High-Yield Bond Fund
                     1992         -     $(1.08)       $14.17       13.14%     $  197
                     1993   $ (.19)      (1.29)        15.17      17.09          379
                     1994     (.25)      (1.48)        12.89      (5.71)         390
                     1995         -      (1.32)        13.99      19.81          534
                     1996         -      (1.30)        14.51      13.75          662
U.S. Government/AAA-
Rated Securities Fund
                     1992         -     $ (.76)       $11.53        9.83%     $  360
                     1993   $ (.05)       (.80)        12.15      12.65          505
                     1994     (.07)       (.81)        10.80      (4.58)         463
                     1995         -       (.81)        11.52      14.73          542
                     1996         -       (.82)        11.29       5.49          512
Cash Management Fund
                     1992         -     $ (.43)       $11.04        3.31%     $  197
                     1993         -       (.31)        11.02       2.67          206
                     1994         -       (.32)        11.09       3.59          221
                     1995         -       (.59)        11.11       5.65          193
                     1996         -       (.54)        11.12       5.09          240

                                         Ratio
                           Ratio of     of net       Average
Year                       expenses  income to   commissions  Portfolio
Ended                    to average    average      paid per    turnover
11/30                    net assets net assets     share /1/        rate
---------                 ---------  ---------     ---------   ---------
Growth Fund
                     1992      0.53%      1.15%   6.89 cents       11.15%
                     1993       .50        .86       6.43          20.40
                     1994       .49        .78       6.09          29.58
                     1995       .47        .92       5.91          35.47
                     1996       .44        .61       5.42          30.88
International Fund
                     1992      1.00%      2.11%  1.22 cents        16.73%
                     1993       .96       1.75        .23          17.70
                     1994       .80       2.03       1.01          19.66
                     1995       .75       2.64        .16          24.66
                     1996       .69       1.99       1.24          32.08
Growth-Income Fund
                     1992      0.52%      3.01%   7.46 cents       13.60%
                     1993       .49       2.66       7.02          24.93
                     1994       .47       2.72       6.39          29.26
                     1995       .44       2.70       6.21          26.91
                     1996       .41       2.26       5.75          31.27
Asset Allocation Fund
                     1992      0.57%      4.73%   7.12 cents       19.74%
                     1993       .55       4.66       6.85          19.01
                     1994       .53       4.55       6.38          36.13
                     1995       .52       4.11       6.27          39.89
                     1996       .49       3.88       5.60          50.62
Bond Fund /3/
                     1996  .52% /4/  6.18% /4/             -   32.83%/4/
High-Yield Bond Fund
                     1992      0.59%      8.88%            -       47.44%
                     1993       .56       8.18             -       34.05
                     1994       .54       9.37             -       38.46
                     1995       .54      10.12             -       31.73
                     1996       .53       9.27             -       44.81
U.S. Government/AAA-
Rated Securities Fund
                     1992      0.57%      7.08%            -       39.96%
                     1993       .55       6.42             -       21.69
                     1994       .54       6.69             -       45.21
                     1995       .54       7.37             -       30.11
                     1996       .53       7.33             -       30.45
Cash Management Fund
                     1992      0.53%      3.24%            -           -
                     1993       .51       2.57             -           -
                     1994       .49       3.60             -           -
                     1995       .49       5.37             -           -
                     1996       .47       4.94             -           -

/1/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected in the funds' statement of operations. Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

/2/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.

/3/ Commenced operations January 2, 1996.

/4/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

See Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________
To the Board of Trustees and Shareholders of

American Variable Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for the years indicated, and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above

PRICE WATERHOUSE LLP
Los Angeles, California
January 8, 1997

AMERICAN VARIABLE INSURANCE SERIES

BOARD OF TRUSTEES

CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former
Executive Vice President and Director,
KaiserSteel Corporation

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer,
The Mission Group;
former President,
Southern California Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

RICHARD H.M. HOLMES
Hillsborough, California
Retired; former Vice President,
Capital Research and Management Company

MARY MYERS KAUPPILA
Boston, Massachusetts
Founder and President,
Energy Investment, Inc.

KIRK P. PENDLETON
Southampton, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc.
(venture capital investment)

JAMES F. ROTHENBERG
Los Angeles, California
President of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Chairman of the Board of the series
Consultant;
former Vice President and Secretary,
Capital Research and Management Company

OTHER OFFICERS

JAMES K. DUNTON
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the series
Senior Vice President - Fund Business
Management Group,
Capital Research and Management Company

CLAUDIA P. HUNTINGTON
San Antonio, Texas
Vice President of the series
Senior Vice President,
Capital Research Company

STEVEN N. KEARSLEY
Brea, California
Vice President of the series
Vice President and Treasurer,
Capital Research and Management Company

DINA N. PERRY
Washington, D.C.
Vice President of the series
Vice President,
Capital Research and Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
400 South Hope Street
Los Angeles, California 90071-2889

This report is for the information of American Variable Insurance Series investors, and may only be used when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used after March 31, 1997, this report must be accompanied by an American Legacy Statistical Update for the most recently completed calendar quarter.

Litho in USA MED/FS/3158
(C) 1997 American Funds Distributors, Inc.
Lit. No. VI-011-0197Printed on recycled paper